UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2017 to January 31, 2018

Item 1:                                                        Schedule of Investments

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

January 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (81.4%)
Advertising (0.2%)
$5,980	MH Sub I LLC, LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	09/15/25	9.089	$6,027,332

Aerospace & Defense (1.2%)
30,308	Avolon TLB Borrower 1 (Luxembourg) Sarl, LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	04/03/22	3.811	30,296,468
4,331	Fly Funding II Sarl, LIBOR 3M + 2.000%(1)	(BB+, Ba2)	02/09/23	3.400	4,351,564
8,821	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(1)	(B-, B3)	11/28/21	6.549	8,964,262
					43,612,294
Air Transportation (1.0%)
6,058	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	10/12/21	3.554	6,088,718
9,346	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	12/14/23	3.560	9,389,155
19,132	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	06/26/20	3.567	19,229,446
					34,707,319
Auto Parts & Equipment (1.3%)
18,129	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba2)	04/06/24	3.820	18,298,820
21,407	CS Intermediate Holdco 2 LLC, LIBOR 3M + 2.250%(1)	(BBB-, Ba1)	11/02/23	3.943	21,581,067
8,209	U.S. Farathane LLC, LIBOR 3M + 3.500%(1),(2)	(B+, B2)	12/23/21	5.193	8,290,871
					48,170,758
Automakers (0.6%)
5,609	FCA U.S. LLC, LIBOR 1M + 2.000%(1)	(BBB-, Baa3)	12/31/18	3.570	5,629,857
7,331	TI Group Automotive Systems LLC, EURIBOR 3M + 2.750%(1),(3)	(BB-, Ba3)	06/30/22	3.500	9,189,989
7,231	TI Group Automotive Systems LLC, LIBOR 1M + 2.500%(1)	(BB-, Ba3)	06/30/22	4.074	7,287,570
					22,107,416
Banking (0.3%)
11,628	Citco Funding LLC, LIBOR 1M + 3.000%(1)	(NR, Ba3)	03/31/22	4.574	11,744,220

Building & Construction (1.3%)
19,571	Installed Building Products, Inc., LIBOR 1M + 2.500%(1),(2)	(BB, B1)	04/15/24	4.074	19,754,440
13,021	PGT, Inc., LIBOR 1M + 4.750%(1)	(BB-, B2)	02/16/22	6.362	13,183,802
9,000	Triangle FM Services Holding GmbH, LIBOR 3M + 5.000%(1),(4)	(B, B2)	09/01/23	5.521	12,906,472
					45,844,714
Building Materials (3.7%)
21,751	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.500%(1)	(BB+, B1)	10/31/23	4.074	21,938,959
7,027	Beacon Roofing Supply, Inc., LIBOR 3M + 2.250%(1)	(BB+, B1)	01/02/25	3.818	7,091,820
7,988	C.H.I. Overhead Doors, Inc., LIBOR 3M + 3.250%(1)	(B, B3)	07/29/22	4.943	8,037,756
7,586	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.500%(1),(2)	(BB-, B1)	09/30/23	4.080	7,624,230
2,589	HD Supply, Inc., LIBOR 3M + 2.250%(1)	(BB+, Ba3)	08/13/21	3.943	2,616,070
14,209	HD Supply, Inc., LIBOR 3M + 2.500%(1)	(BB+, Ba3)	10/17/23	4.193	14,369,092
7,229	Morsco, Inc., LIBOR 1W + 7.000%(1)	(B+, B3)	10/31/23	8.573	7,359,682
21,307	Priso Acquisition Corp., LIBOR 1M + 3.000%(1)	(B, B2)	05/08/22	4.567	21,435,937
11,186	SRS Distribution, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	08/25/22	4.873	11,300,607
2,250	SRS Distribution, Inc., LIBOR 1M + 8.750%(1)	(CCC+, Caa1)	02/24/23	10.324	2,323,125
10,627	Summit Materials Cos. I LLC, LIBOR 1M + 2.250%(1)	(BB+, Ba2)	11/11/24	3.824	10,746,965
18,560	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	4.950	18,750,222
					133,594,465
Cable & Satellite TV (3.1%)
11,528	Altice U.S. Finance I Corp., LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/28/25	3.824	11,567,882
17,375	Charter Communications Operating LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	04/30/25	3.580	17,498,292
20,092	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba2)	07/17/25	3.810	20,156,887
4,840	CSC Holdings LLC(1)	(BB-, Ba2)	01/25/26	4.139	4,882,034
5,000	Unitymedia Finance LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	09/30/25	3.809	5,019,775
25,000	Unitymedia Finance LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	01/15/26	3.810	25,085,125
15,000	Ziggo Secured Finance B.V., EURIBOR 6M + 3.000%(1),(3)	(BB-, B1)	04/15/25	3.000	18,758,105
9,000	Ziggo Secured Finance Partnership, LIBOR 1M + 2.500%(1)	(BB-, B1)	04/15/25	4.060	9,005,625
					111,973,725
Chemicals (7.6%)
9,875	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(3)	(B, B1)	09/13/23	3.250	12,361,757
1,132	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1)	(B, B1)	09/13/23	4.712	1,140,545
853	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B1)	09/13/23	4.712	859,276
17,669	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B+, B1)	01/31/24	4.693	17,836,613
15,312	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(1),(2)	(B-, NR)	08/12/22	6.943	15,465,078
3,424	ASP Chromaflo Dutch I B.V., LIBOR 1M + 4.000%(1)	(B, B2)	11/18/23	5.574	3,448,505

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$4,063	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1)	(CCC, Caa2)	11/14/24	9.574	$4,062,500
2,633	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 4.000%(1)	(B, B2)	11/18/23	5.574	2,652,045
17,852	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 2.000%(1)	(BBB-, Ba1)	06/01/24	3.693	18,004,435
4,937	Azelis Finance S.A., LIBOR 3M + 3.750%(1)	(B, B2)	12/16/22	5.443	5,002,150
10,000	CeramTec Group GmbH(1),(3)	(B, B2)	11/29/24	0.000	12,513,999
1,715	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(1)	(CCC+, Caa1)	09/06/22	8.991	1,457,937
1,960	Flint Group GmbH, EURIBOR 3M + 3.000%(1),(3)	(B, B2)	09/07/21	3.750	2,323,653
280	Flint Group GmbH, LIBOR 3M + 3.000%(1)	(B, B2)	09/07/21	4.741	267,162
1,692	Flint Group U.S. LLC, LIBOR 3M + 3.000%(1)	(B, B2)	09/07/21	4.741	1,616,111
14,935	Gemini HDPE LLC, LIBOR 3M + 2.500%(1)	(BB, Ba2)	08/07/24	4.280	15,056,299
16,810	H.B. Fuller Co., LIBOR 1M + 2.250%(1)	(BB+, Ba2)	10/20/24	3.811	16,958,558
15,417	Houghton International, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	12/20/19	4.824	15,464,882
3,870	Houghton International, Inc., LIBOR 1M + 8.500%(1),(2)	(B-, Caa1)	12/20/20	10.074	3,889,350
17,065	Ineos U.S. Finance LLC, LIBOR 1M + 2.000%(1)	(BB+, Ba1)	03/31/24	3.574	17,170,076
3,023	MacDermid, Inc., LIBOR 1M + 3.000%(1)	(BB-, B2)	06/07/23	4.574	3,048,996
5,955	Preferred Proppants LLC, LIBOR 3M + 5.750%(1),(2),(5)	(CCC, Caa2)	07/27/20	7.443	5,478,847
12,675	Preferred Proppants LLC, LIBOR 3M + 7.750%(1),(2),(5)	(CCC, Caa2)	07/27/20	9.443	11,945,779
9,614	Ravago Holdings America, Inc., LIBOR 3M + 2.750%(1),(2)	(BB-, B2)	06/30/23	4.450	9,709,786
8,744	Solenis International LP, LIBOR 3M + 6.750%(1)	(CCC+, Caa1)	07/31/22	8.229	8,496,578
2,420	Solenis International LP, LIBOR 3M + 3.250%(1)	(B-, B2)	07/31/21	4.729	2,426,387
2,473	Sonneborn LLC, LIBOR 1M + 3.750%(1),(2)	(B+, B1)	12/10/20	5.324	2,488,499
436	Sonneborn Refined Products B.V., LIBOR 1M + 3.750%(1),(2)	(B+, B1)	12/10/20	5.324	439,147
3,552	Tronox Blocked Borrower LLC, LIBOR 3M + 3.000%(1)	(BB-, Ba3)	09/22/24	4.693	3,591,650
8,198	Tronox Finance LLC, LIBOR 3M + 3.000%(1)	(BB-, Ba3)	09/22/24	4.693	8,288,423
8,880	U.S. Silica Co., LIBOR 3M + 3.000%(1),(2)	(B+, B1)	07/23/20	4.750	8,935,495
20,204	Univar, Inc., LIBOR 1M + 2.500%(1)	(BB, B1)	07/01/24	4.074	20,423,137
13,109	UTEX Industries Inc., LIBOR 1M + 4.000%(1)	(CCC+, B3)	05/22/21	5.574	12,971,993
3,000	Vantage Specialty Chemicals, Inc., LIBOR 2M + 4.000%(1)	(B-, B3)	10/05/24	5.654	3,035,625
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(2)	(CCC, Caa2)	10/05/25	10.022	4,008,105
2,250	Zep, Inc., LIBOR 3M + 8.250%(1)	(CCC, Caa2)	08/11/25	10.022	2,247,187
					275,086,565
Consumer/Commercial/Lease Financing (0.4%)
14,738	Infinity Acquisition LLC, LIBOR 3M + 3.000%(1)	(B+, B1)	08/06/21	4.693	14,818,266

Department Stores (0.2%)
7,650	Dollar Tree, Inc.(6)	(BBB-, Baa3)	07/06/22	4.250	7,731,281

Diversified Capital Goods (1.1%)
5,171	Compass Group Diversified Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	06/04/21	3.817	5,208,949
16,133	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(1)	(B+, Ba3)	11/30/23	5.568	16,329,412
1,083	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(1)	(BB-, B2)	12/31/21	4.700	1,091,825
3,482	Dynacast International LLC, LIBOR 3M + 3.250%(1),(2)	(B, B1)	01/28/22	4.943	3,525,623
3,766	Electrical Components International, Inc., LIBOR 3M + 4.750%(1)	(B, B1)	05/28/21	6.443	3,813,171
8,732	Hayward Industries, Inc., LIBOR 1M + 3.500%(1)	(B, B3)	08/05/24	5.074	8,811,903
1,653	Horizon Global Corp., LIBOR 1M + 4.500%(1),(2)	(B+, B1)	06/30/21	6.074	1,660,878
					40,441,761
Electronics (5.1%)
16,819	Brooks Automation, Inc., LIBOR 3M + 2.500%(1)	(BB-, B1)	10/04/24	4.010	16,955,716
26,821	Cavium, Inc., LIBOR 1M + 2.250%(1),(2)	(BB, Ba3)	08/16/22	3.817	27,055,849
2,500	EXC Holdings III Corp., LIBOR 6M + 3.500%(1)	(B-, B2)	12/02/24	5.161	2,534,375
3,500	EXC Holdings III Corp., LIBOR 6M + 7.500%(1)	(CCC+, Caa2)	11/15/25	9.161	3,552,500
26,350	M/A-COM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B+, Ba3)	05/17/24	3.824	26,465,270
26,638	Microsemi Corp., LIBOR 1M + 2.000%(1)	(BB, Ba2)	01/15/23	3.561	26,856,747
13,401	Oberthur Technologies S.A., LIBOR 3M + 3.750%(1)	(B-, B2)	01/10/24	5.443	13,451,553
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(3)	(B-, B2)	01/10/24	3.750	8,695,139
13,173	ON Semiconductor Corp., LIBOR 1M + 2.000%(1)	(BB, Ba1)	03/31/23	3.574	13,287,310
13,304	Seattle Spinco, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	4.324	13,389,910
8,431	Sophia LP, LIBOR 3M + 3.250%(1)	(B, B2)	09/30/22	4.943	8,490,660
16,096	Tempo Acquisition LLC, LIBOR 1M + 3.000%(1)	(B, B1)	05/01/24	4.574	16,193,456
6,948	Veritas Bermuda Ltd., EURIBOR 3M + 4.500%(1),(3)	(B+, B2)	01/27/23	5.500	8,744,342
					185,672,827
Energy - Exploration & Production (0.7%)
12,862	Chief Exploration & Development LLC, LIBOR 3M + 6.500%(1),(5)	(NR, NR)	05/16/21	7.959	12,877,665
1,273	Drillship Hydra Owners Inc.(6)	(B, Caa1)	09/20/24	8.000	1,291,955
13,100	W&T Offshore, Inc.(5),(6)	(CCC, Caa2)	05/15/20	9.000	12,707,000
					26,876,620

Information Classification: Limited Access

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Environmental (0.3%)
$10,033	GFL Environmental, Inc., LIBOR 3M + 2.750%(1)	(BB-, Ba2)	09/29/23	4.443	$10,104,675
Food & Drug Retailers (0.3%)
3,000	Holland & Barrett International, EURIBOR 3M + 4.250%(1),(3)	(B, B2)	08/09/24	4.250	3,714,491
3,000	Holland & Barrett International, LIBOR 3M + 5.250%(1),(4)	(B, B2)	08/04/24	5.767	4,206,830
4,251	Smart & Final Stores LLC, LIBOR 3M + 3.500%(1)	(B, Caa1)	11/15/22	5.193	4,208,674
					12,129,995
Food - Wholesale (1.8%)
13,660	Allflex Holdings III, Inc., LIBOR 6M + 3.250%(1)	(B, B2)	07/20/20	5.138	13,759,375
954	Allflex Holdings III, Inc., LIBOR 3M + 7.000%(1)	(B-, Caa2)	07/19/21	8.745	960,208
10,122	Dole Food Co., Inc., Prime + 1.750%(1)	(B-, B1)	04/06/24	4.317	10,168,537
2,000	Jacobs Douwe Egberts International B.V., EURIBOR 3M + 2.250%(1),(3)	(BB, Ba2)	11/02/21	2.250	2,500,072
12,131	JBS USA, LLC, LIBOR 3M + 2.250%(1)	(BB-, B1)	10/30/22	4.100	12,064,433
5,970	Post Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	05/24/24	3.830	6,014,148
20,827	U.S. Foods, Inc., LIBOR 1M + 2.500%(1)	(BBB-, B1)	06/27/23	4.074	21,065,967
					66,532,740
Forestry & Paper (0.1%)
4,948	Pregis Corp., LIBOR 3M + 3.500%(1)	(B, B3)	05/14/21	5.193	4,975,422

Gaming (2.6%)
14,100	Aristocrat Leisure Ltd., LIBOR 3M + 2.000%(1)	(BB+, Ba1)	10/19/24	3.744	14,226,265
7,073	CBAC Borrower LLC, LIBOR 1M + 4.000%(1)	(B, B3)	06/28/24	5.574	7,152,203
17,800	Eldorado Resorts LLC, LIBOR 1M + 2.250%(1),(2)	(BB, Ba2)	04/17/24	3.839	17,955,890
4,000	GVC Holdings PLC, EURIBOR 1M + 2.750%(1),(3)	(NR, Ba2)	03/02/23	2.750	4,978,866
15,000	Jackpotjoy PLC, LIBOR 3M + 5.250%(1),(2),(4)	(B+, B1)	12/06/24	5.768	21,330,755
11,910	Las Vegas Sands LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	03/29/24	3.574	12,020,118
16,535	MGM Growth Properties Operating Partnership LP, LIBOR 1M + 2.250%(1)	(BB+, Ba3)	04/25/23	3.824	16,676,953
					94,341,050
Health Facilities (1.2%)
14,933	HCA, Inc., LIBOR 1M + 1.500%(1)	(BBB-, Ba1)	06/10/20	3.074	14,976,864
3,124	HCA, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba1)	02/15/24	3.824	3,156,433
3,968	HCA, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	03/17/23	3.574	4,003,310
6,566	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(1)	(B, B1)	09/02/24	4.830	6,584,962
13,946	Western Dental Services, Inc., LIBOR 1M + 4.500%(1)	(B-, B3)	06/23/23	6.074	14,138,013
					42,859,582
Health Services (0.8%)
10,515	Envision Healthcare Corp., LIBOR 1M + 3.000%(1)	(BB-, Ba3)	12/01/23	4.580	10,573,758
6,890	Onex Carestream Finance LP, LIBOR 3M + 4.000%(1)	(B, B1)	06/07/19	5.693	6,921,943
4,925	Prospect Medical Holdings, Inc., LIBOR 6M + 6.000%(1),(2)	(B, Ba3)	06/30/22	7.500	4,943,469
3,899	Quintiles IMS, Inc., LIBOR 3M + 2.000%(1)	(BBB-, Ba1)	03/07/24	3.693	3,929,663
3,017	Valitas Health Services, Inc., LIBOR 3M + 3.265%(1),(2),(5)	(NR, NR)	04/14/22	8.250	1,508,433
1,065	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(2),(5)	(NR, NR)	12/31/19	13.423	1,011,655
1,278	Valitas Health Services, Inc., LIBOR 1W + 12.000%(1),(2),(5)	(NR, NR)	12/31/19	13.734	1,213,985
					30,102,906
Hotels (2.6%)
16,730	Belmond Interfin Ltd., LIBOR 1M + 2.750%(1)	(BB, B2)	07/03/24	4.324	16,839,762
6,973	ESH Hospitality, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba3)	08/30/23	3.824	7,043,483
17,387	Hilton Worldwide Finance LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	10/25/23	3.561	17,535,040
18,405	La Quinta Intermediate Holdings LLC, LIBOR 3M + 2.750%(1)	(BB, B1)	04/14/21	4.470	18,497,391
32,619	Playa Resorts Holding B.V., LIBOR 2M + 3.250%(1)	(B+, B2)	04/05/24	5.000	32,889,541
					92,805,217
Insurance Brokerage (3.6%)
21,845	Acrisure LLC, LIBOR 3M + 4.250%(1)	(B, B2)	11/22/23	5.991	22,254,503
28,380	Alliant Holdings I, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	08/12/22	4.817	28,628,838
1,000	AmWINS Group, Inc., LIBOR 1M + 6.750%(1)	(B-, Caa1)	01/25/25	8.324	1,013,035
15,626	AmWINS Group, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	01/25/24	4.318	15,752,150
7,468	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	10/22/24	5.074	7,549,896
16,438	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B1)	10/02/20	4.413	16,573,816
8,739	Hyperion Insurance Group Ltd., LIBOR 1M + 3.500%(1)	(B, B2)	12/20/24	5.125	8,815,920
23,027	NFP Corp., LIBOR 1M + 3.000%(1)	(B, B2)	01/08/24	4.574	23,307,437
5,783	USI, Inc., LIBOR 3M + 3.000%(1)	(B, B2)	05/16/24	4.693	5,817,935
					129,713,530

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services (1.2%)
$15,069	Altisource Solutions Sarl, LIBOR 1M + 3.500%(1)	(B+, B3)	12/09/20	5.074	$15,053,031
5,627	FinCo I LLC, LIBOR 1M + 2.750%(1)	(BB-, Baa3)	12/27/22	4.324	5,714,064
5,480	Ocwen Financial Corp., LIBOR 1M + 5.000%(1)	(B+, B3)	12/05/20	6.560	5,511,333
16,341	Walter Investment Management Corp., LIBOR 1M + 3.750%(1),(7)	(D, Caa2)	12/18/20	5.324	16,295,358
					42,573,786
Investments & Misc. Financial Services (0.2%)
6,400	VFH Parent LLC, LIBOR 3M + 3.250%(1)	(B+, Ba2)	12/30/21	4.945	6,500,157

Machinery (0.8%)
3,214	Clark Equipment Co., LIBOR 3M + 2.500%(1)	(BB-, Ba3)	05/18/24	4.193	3,251,687
1,500	CPM Acquisition Corp., LIBOR 1M + 8.250%(1),(2)	(B-, Caa1)	04/10/23	9.817	1,530,000
4,754	CPM Holdings, Inc., LIBOR 1M + 4.250%(1)	(B, B1)	04/11/22	5.817	4,831,058
8,928	Doncasters Finance U.S. LLC, LIBOR 3M + 3.750%(1),(4)	(B-, B3)	04/09/20	4.750	12,267,363
8,762	Welbilt, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	03/03/23	4.324	8,854,630
					30,734,738
Media - Diversified (0.0%)
825	National CineMedia LLC, LIBOR 1M + 2.750%(1)	(B+, Ba3)	11/26/19	4.330	828,997

Media Content (1.6%)
5,000	All3Media International, LIBOR 6M + 4.250%(1),(4)	(B, B2)	06/30/21	5.250	7,152,024
1,750	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(1),(3)	(CCC+, Caa2)	06/30/22	8.250	2,196,959
21,266	EMI Music Publishing Ltd., LIBOR 3M + 2.500%(1)	(BB-, Ba3)	08/21/23	3.984	21,430,364
205	Marshall Broadcasting Group, Inc., LIBOR 1M + 2.000%(1),(2)	(NR, Ba3)	06/28/18	3.568	205,548
2,411	Mission Broadcasting, Inc., LIBOR 1M + 2.500%(1)	(BB+, Ba3)	01/17/24	4.068	2,428,970
2,934	Nexstar Broadcasting, Inc., LIBOR 1M + 2.000%(1),(2)	(BB+, Ba3)	07/19/22	3.568	2,941,089
19,146	Nexstar Broadcasting, Inc., LIBOR 1M + 2.500%(1)	(BB+, Ba3)	01/17/24	4.068	19,289,106
2,000	WMG Acquisition Corp., LIBOR 1M + 2.250%(1)	(B+, Ba3)	11/01/23	3.807	2,013,900
99	WXXA-TV LLC, LIBOR 1M + 2.000%(1),(2)	(NR, Ba3)	07/19/22	3.568	99,368
					57,757,328
Medical Products (1.1%)
15,317	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(1)	(B-, B2)	06/15/23	6.580	15,394,107
18,500	Avantor, Inc., LIBOR 3M + 4.000%(1)	(B, B2)	11/21/24	5.561	18,783,327
4,388	Convatec, Inc., LIBOR 1W + 2.000%(1)	(BB, Ba3)	10/25/21	3.693	4,390,242
988	Zest Holdings LLC, LIBOR 1M + 4.250%(1)	(B, B3)	08/16/23	5.830	998,329
					39,566,005
Metals & Mining - Excluding Steel (0.5%)
1,426	CeramTec Acquisition Corp., LIBOR 3M + 2.750%(1)	(B, Ba3)	08/30/20	4.229	1,428,425
11,105	Faenza Acquisition GmbH, LIBOR 3M + 2.750%(1)	(B, Ba3)	08/30/20	4.229	11,125,914
3,401	Faenza Acquisition GmbH, LIBOR 3M + 2.750%(1)	(B, Ba3)	08/30/20	4.229	3,407,007
1,762	Global Brass & Copper, Inc., LIBOR 1M + 3.250%(1),(2)	(BB-, B2)	07/18/23	4.875	1,784,035
8,015	Noranda Aluminum Acquisition Corp., Prime + 3.500%(1),(7)	(NR, NR)	02/28/19	7.250	280,521
					18,025,902
Non - Electric Utilities (0.2%)
5,738	BCP Raptor LLC, LIBOR 3M + 4.250%(1)	(B+, B3)	06/24/24	5.729	5,794,815

Oil Field Equipment & Services (0.1%)
5,843	Seadrill Partners Finco LLC, LIBOR 3M + 3.000%(1)	(CCC+, Caa2)	02/21/21	4.693	5,161,155

Oil Refining & Marketing (0.5%)
5,474	Philadelphia Energy Solutions LLC, LIBOR 1M + 6.250%(1),(2),(5)	(NR, NR)	12/31/22	7.811	5,528,317
16,857	Philadelphia Energy Solutions LLC, Prime + 4.000%(1),(2),(5),(7)	(D, NR)	04/04/18	8.500	13,906,691
					19,435,008
Packaging (2.4%)
8,681	Berry Plastics Group, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	02/08/20	3.554	8,742,200
12,069	Berry Plastics Group, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	01/06/21	3.554	12,151,109
4,000	Crown Holdings, Inc.(1)	(BB+, Baa2)	01/03/25	0.000	4,051,240
22,039	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B1)	12/29/23	4.695	22,226,700
11,492	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(1)	(B, B2)	11/18/23	5.027	11,650,355
2,500	Proampac PG Borrower LLC, LIBOR 3M + 8.500%(1)	(CCC+, Caa2)	11/18/24	9.936	2,553,125
9,815	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/23	4.324	9,901,915
16,303	SIG Combibloc U.S. Acquisition, Inc., LIBOR 1M + 3.000%(1)	(B+, B1)	03/13/22	4.574	16,445,115
					87,721,759
Personal & Household Products (2.2%)
1,803	Brickman Group Ltd. LLC, LIBOR 1M + 6.500%(1)	(CCC+, Caa1)	12/17/21	8.056	1,818,969
2,389	Comfort Holding LLC, LIBOR 1M + 10.000%(1)	(CCC-, Caa2)	02/03/25	11.554	2,209,459

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Personal & Household Products
$14,250	Coty, Inc., LIBOR 1M + 1.750%(1),(2)	(BB+, Ba1)	10/28/21	3.314	$14,232,188
10,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(3)	(B, B2)	10/31/23	5.250	12,553,925
3,370	Prestige Brands, Inc., LIBOR 1M + 2.750%(1)	(BB, B1)	01/26/24	4.324	3,405,763
17,331	Serta Simmons Bedding LLC, LIBOR 3M + 3.500%(1)	(B, B2)	11/08/23	5.130	17,018,895
6,012	Serta Simmons Bedding LLC, LIBOR 1M + 8.000%(1)	(CCC+, Caa1)	11/08/24	9.555	5,678,002
1,838	TricorBraun Holdings, Inc., Prime + 2.750%(1)	(B, B2)	11/30/23	5.392	1,850,811
18,245	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B, B2)	11/30/23	5.443	18,368,954
2,274	Varsity Brands, Inc.(1)	(B, B1)	12/15/24	5.073	2,303,079
					79,440,045
Pharmaceuticals (2.6%)
3,454	Alkermes, Inc., LIBOR 3M + 2.750%(1),(2)	(BB, Ba3)	09/25/21	4.280	3,488,971
6,503	Amneal Pharmaceuticals LLC, LIBOR 3M + 3.500%(1)	(BB-, B1)	11/01/19	5.193	6,550,407
16,879	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(1)	(BB-, Ba2)	04/29/24	5.875	16,936,433
22,569	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1W + 2.250%(1)	(BB, Ba2)	01/31/25	3.715	22,735,084
16,463	Parexel International Corp., LIBOR 1M + 3.000%(1)	(B, B1)	09/27/24	4.324	16,604,489
15,535	RPI Finance Trust, LIBOR 3M + 2.000%(1)	(BBB-, Baa2)	03/27/23	3.693	15,663,725
12,056	Valeant Pharmaceuticals International, Inc., LIBOR 1M + 3.500%(1)	(BB-, Ba3)	04/01/22	5.060	12,257,451
					94,236,560
Real Estate Development & Management (1.1%)
9,974	Capital Automotive LP, LIBOR 1M + 2.500%(1)	(B, B1)	03/24/24	4.073	10,049,296
4,627	Capital Automotive LP, LIBOR 1M + 6.000%(1)	(CCC+, B3)	03/24/25	7.580	4,742,757
24,000	Hanjin International Corp., LIBOR 3M + 2.500%(1)	(B+, Ba3)	09/20/20	4.234	24,165,120
					38,957,173
Real Estate Investment Trusts (1.4%)
27,085	DTZ U.S. Borrower LLC, LIBOR 3M + 3.250%(1)	(B+, B1)	11/04/21	4.825	27,122,435
8,684	iStar, Inc., LIBOR 1M + 3.000%(1),(2)	(BB-, Ba2)	10/01/21	4.557	8,803,297
14,875	Quality Care Properties, Inc., LIBOR 1M + 5.250%(1)	(B-, Caa1)	10/31/22	6.824	15,079,453
					51,005,185
Recreation & Travel (0.3%)
6,000	Legendary Pictures Funding LLC, LIBOR 3M + 6.000%(1),(2),(5)	(NR, NR)	04/22/20	7.693	5,947,500
4,128	Richmond UK Bidco Ltd., LIBOR 1M + 4.250%(1),(4)	(B+, B2)	03/03/24	4.744	5,840,698
					11,788,198
Restaurants (1.2%)
32,426	1011778 B.C. Unlimited Liability Co., LIBOR 3M + 2.250%(1)	(B+, Ba3)	02/16/24	3.870	32,652,481
10,001	Golden Nugget, Inc., LIBOR 3M + 3.250%(1)	(B+, Ba3)	10/04/23	4.876	10,128,417
					42,780,898
Software - Services (9.5%)
18,274	Almonde, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	06/13/24	4.979	18,399,835
6,078	Almonde, Inc., LIBOR 3M + 7.250%(1)	(CCC+, Caa2)	06/13/25	8.729	6,137,182
5,486	Applied Systems, Inc., LIBOR 3M + 3.250%(1)	(B, B1)	09/19/24	4.943	5,550,631
10,261	Aricent Technologies, LIBOR 1M + 4.500%(1)	(B-, B2)	04/14/21	6.060	10,311,191
4,530	Aricent Technologies, LIBOR 1M + 8.500%(1)	(CCC, Caa2)	04/14/22	10.060	4,573,194
11,603	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	04/27/24	4.580	11,692,750
9,139	Duff & Phelps Corp., LIBOR 3M + 3.250%(1)	(B, B2)	10/14/24	4.943	9,238,711
6,100	EagleView Technology Corp., LIBOR 3M + 3.500%(1)	(B, B3)	07/15/22	5.240	6,137,723
16,640	Electronics, LIBOR 3M + 2.750%(1)	(B, B1)	02/01/22	4.443	16,748,138
16,275	Epicor Software Corp., LIBOR 1M + 3.750%(1)	(B-, B2)	06/01/22	5.330	16,406,925
9,902	Evertec Group LLC, LIBOR 1M + 2.500%(1),(2)	(B+, B2)	04/17/20	4.057	9,827,253
961	Evertec Group LLC, LIBOR 1M + 2.500%(1)	(B+, B2)	01/17/20	4.054	943,197
7,912	Eze Castle Software, Inc., LIBOR 3M + 3.000%(1)	(B, B1)	04/06/20	4.640	7,969,850
931	Eze Castle Software, Inc., LIBOR 3M + 6.500%(1)	(CCC+, Caa1)	04/05/21	8.193	934,857
11,896	First Data Corp., LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/08/22	3.810	11,991,131
2,250	Flexera Software LLC, LIBOR 1M + 3.500%(1)	(B, B1)	04/02/20	5.070	2,261,314
3,000	Flexera Software LLC, LIBOR 1M + 7.000%(1),(2)	(B-, Caa1)	04/02/21	8.570	3,015,000
3,704	GHX Ultimate Parent Corp., LIBOR 3M + 3.000%(1)	(B, B2)	06/28/24	4.693	3,734,183
22,148	Go Daddy Operating Co. LLC, LIBOR 1M + 2.250%(1)	(BB-, Ba3)	02/15/24	3.824	22,332,481
4,950	Greeneden U.S. Holdings II LLC, EURIBOR 3M + 3.750%(1),(3)	(B-, B2)	12/01/23	3.750	6,235,995
21,982	Greeneden U.S. Holdings II LLC, LIBOR 3M + 3.750%(1)	(B, B2)	12/01/23	5.443	22,174,776
9,950	Infor (U.S.), Inc., EURIBOR 3M + 2.250%(1),(3)	(B, B1)	02/01/22	3.250	12,435,935
19,632	Kronos, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	11/01/23	4.903	19,850,511
7,580	Kronos, Inc., LIBOR 3M + 8.250%(1)	(CCC, Caa2)	11/01/24	9.627	7,908,801
14,919	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	11/19/21	4.074	15,021,242
1,970	MA FinanceCo. LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	4.324	1,982,737
4,988	Misys Europe S.A., EURIBOR 3M + 3.250%(1),(3)	(B, B2)	06/13/24	4.250	6,273,386

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$2,742	Mitchell International, Inc., LIBOR 3M + 3.250%(1)	(B-, B1)	11/29/24	4.943	$2,759,326
1,778	Mitchell International, Inc., LIBOR 3M + 7.250%(1)	(CCC, Caa2)	11/20/25	8.943	1,802,222
221	Mitchell International, Inc., LIBOR 1M + 7.250%(1),(8)	(B-, B1)	11/29/24	3.250	222,526
10,734	Omnitracs, Inc., LIBOR 3M + 3.750%(1)	(B+, B1)	11/25/20	5.450	10,837,972
7,750	Omnitracs, Inc., LIBOR 3M + 7.750%(1)	(CCC+, Caa1)	05/25/21	9.450	7,791,966
13,934	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 3.500%(1)	(B-, B3)	04/26/24	5.040	13,667,208
6,403	Sabre GLBL, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	02/22/24	3.824	6,455,770
13,411	Solera LLC, LIBOR 1M + 3.250%(1)	(B, Ba3)	03/03/23	4.824	13,529,374
9,552	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba2)	07/08/22	3.824	9,620,956
139	SS&C Technologies, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba2)	07/08/22	3.824	140,361
2,418	Symantec Corp., LIBOR 2M + 1.750%(1)	(BB+, NR)	08/01/21	3.390	2,420,178
10,950	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	06/28/24	3.585	10,986,123
1,698	Wall Street Systems Delaware, Inc.(1),(3)	(B, B2)	11/21/24	4.000	2,131,077
2,193	Wall Street Systems Delaware, Inc., LIBOR 2M + 3.000%(1)	(B, B2)	11/21/24	4.654	2,199,853
					344,653,841
Steel Producers/Products (0.7%)
11,500	Mining, Steel, Iron and Non-Precious Metals(1)	(BB-, B2)	12/22/23	4.450	11,615,000
12,472	Zekelman Industries, Inc., LIBOR 3M + 2.750%(1)	(BB-, B2)	06/14/21	4.408	12,570,994
					24,185,994
Support - Services (5.4%)
15,919	Allied Universal Holdco LLC, LIBOR 3M + 3.750%(1)	(B+, B2)	07/28/22	5.443	15,789,646
7,833	Aramark Services, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	03/11/25	3.574	7,910,022
19,869	BakerCorp International, Inc., LIBOR 3M + 3.000%(1)	(B-, B2)	02/07/20	4.772	19,819,751
22,418	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	06/21/24	5.996	22,731,657
31,466	Change Healthcare Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, Ba3)	03/01/24	4.324	31,702,442
5,000	MSX International, Inc., EURIBOR 3M + 5.500%(1),(3)	(NR, NR)	12/12/23	5.500	6,274,689
3,242	PODS, LLC, LIBOR 1M + 3.000%(1)	(B+, B2)	12/06/24	4.555	3,280,372
8,426	SAI Global Ltd., LIBOR 3M + 4.500%(1),(2)	(B+, B2)	11/18/23	6.193	8,447,287
10,673	Sedgwick Claims Management Services, Inc., LIBOR 1M + 2.750%(1)	(B, B2)	03/01/21	4.324	10,723,457
4,850	Sedgwick Claims Management Services, Inc.(1)	(CCC+, Caa2)	02/28/22	0.000	4,814,110
1,276	SGS Cayman LP, LIBOR 3M + 5.375%(1),(2)	(B+, Caa1)	04/23/21	7.068	1,215,387
13,806	Sotera Health Holdings LLC, LIBOR 1M + 3.000%(1),(2)	(B, B1)	05/15/22	4.574	13,866,075
1,944	Sprint Industrial Holdings LLC, LIBOR 3M + 5.750%(1),(5)	(CCC+, Caa1)	05/14/19	7.443	1,835,486
2,569	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(1),(5)	(CC, Caa3)	11/14/19	13.500	825,149
5,482	Sutherland Global Services, Inc., LIBOR 3M + 5.375%(1),(2),(5)	(B+, Caa1)	04/23/21	7.068	5,221,244
12,406	The Geo Group, Inc., LIBOR 3M + 2.250%(1)	(BB+, Ba3)	03/22/24	3.950	12,485,712
3,273	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(1)	(CCC+, Caa2)	08/25/25	9.324	3,312,278
4,539	Vantiv, LLC, LIBOR 1M + 2.250%(1),(2)	(BBB-, Ba2)	10/14/21	3.810	4,584,521
10,364	Xerox Business Services LLC, LIBOR 1M + 2.250%(1)	(BB+, Ba2)	12/07/21	3.824	10,390,020
7,500	Xerox Business Services LLC, EURIBOR 1W + 2.250%(1),(2),(3)	(BB+, Ba2)	11/18/21	2.250	9,384,004
					194,613,309
Tech Hardware & Equipment (0.8%)
6,112	CommScope, Inc., LIBOR 1M + 2.000%(1)	(BB+, Baa3)	12/29/22	3.574	6,168,422
12,196	Dell, Inc., LIBOR 1M + 1.500%(1)	(BBB-, Baa3)	12/31/18	3.080	12,200,172
9,103	Western Digital Corp., LIBOR 1M + 2.000%(1)	(BBB-, Baa2)	04/29/23	3.561	9,180,381
					27,548,975
Telecom - Wireless (1.4%)
4,243	SBA Senior Finance II LLC(1)	(BB, B1)	03/24/21	3.830	4,277,528
10,787	SBA Senior Finance II LLC, LIBOR 1M + 2.250%(1)	(BB, B1)	06/10/22	3.830	10,865,773
35,144	Sprint Communications, Inc., LIBOR 1M + 2.500%(1)	(BB-, Ba2)	02/02/24	4.125	35,279,401
					50,422,702
Telecom - Wireline Integrated & Services (2.8%)
20,975	CenturyLink, Inc., LIBOR 1M + 2.750%(1)	(BBB-, Ba3)	01/31/25	4.317	20,693,201
3,894	Ciena Corp., Prime + 1.500%(1)	(BB+, Ba1)	01/28/22	4.061	3,913,928
29,780	Level 3 Financing, Inc., LIBOR 3M + 2.250%(1)	(BBB-, Ba1)	02/22/24	3.696	29,944,534
5,162	Syniverse Holdings, Inc., LIBOR 3M + 3.000%(1)	(B, B3)	04/23/19	4.574	5,152,599
6,090	Syniverse Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B3)	04/23/19	4.574	6,078,347
5,000	Ufinet Telecom Holding S.L.U., EURIBOR 3M + 3.500%(1),(3)	(B, B2)	06/30/23	3.500	6,271,045
29,568	Zayo Group LLC, LIBOR 1M + 2.250%(1)	(BB, Ba2)	01/19/24	3.817	29,780,574
					101,834,228
Theaters & Entertainment (1.6%)
7,396	Lions Gate Entertainment Corp., LIBOR 1M + 2.500%(1),(2)	(BB-, Ba2)	12/08/23	3.817	7,483,542
7,508	Live Nation Entertainment, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba1)	10/31/23	3.875	7,588,106
335	NEG Holdings LLC, LIBOR 3M + 8.000%(1),(2),(5),(9)	(NR, NR)	10/17/22	9.693	308,498

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment
$3,000	Technicolor S.A., EURIBOR 3M + 3.000%(1),(3)	(BB-, Ba3)	12/06/23	3.000	$3,736,093
2,481	Technicolor S.A., LIBOR 3M + 2.750%(1)	(BB-, Ba3)	12/06/23	4.229	2,493,656
6,500	Technicolor S.A., EURIBOR 3M + 3.500%(1),(3)	(BB-, Ba3)	11/18/23	3.500	8,128,593
22,955	William Morris Endeavor Entertainment LLC, LIBOR 1M + 3.250%(1)	(B+, B1)	05/06/21	4.830	23,141,849
3,800	William Morris Endeavor Entertainment LLC, LIBOR 1M + 7.250%(1),(2)	(B-, Caa1)	05/06/22	8.824	3,823,750
					56,704,087
Transport Infrastructure/Services (0.2%)
5,904	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/24	4.574	5,905,679
Trucking & Delivery (0.5%)
11,550	Navios Maritime Partners LP, LIBOR 3M + 5.000%(1)	(B+, B3)	09/14/20	6.540	11,589,737
6,952	XPO Logistics, Inc., LIBOR 3M + 2.250%(1)	(BB+, Ba1)	11/01/21	3.958	7,015,790
					18,605,527
TOTAL BANK LOANS (Cost $2,911,973,693)					2,948,756,731

CORPORATE BONDS (10.9%)
Auto Parts & Equipment (0.2%)
5,750	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(10)	(B+, B2)	11/15/26	5.625	5,908,125

Banking (0.1%)
1,500	Deutsche Bank AG, Global Senior Unsecured Notes	(BBB-, Baa2)	02/13/18	1.875	1,499,914
2,000	Wachovia Corp., Company Guaranteed Notes	(A, A2)	02/01/18	5.750	2,000,000
					3,499,914
Brokerage (0.3%)
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 03/05/18 @ 105.16)(10)	(B, B1)	04/15/22	6.875	1,854,000
5,000	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 03/05/18 @ 105.63)(10)	(B, B1)	04/15/21	7.500	5,231,250
3,500	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(10)	(B+, B2)	09/15/25	5.750	3,578,750
					10,664,000
Building Materials (1.0%)
2,000	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(10)	(B+, B3)	12/15/23	5.750	2,115,000
4,705	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/08/18 @ 106.19)(10)	(BB, B1)	01/15/23	8.250	4,997,181
21,250	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/16/18 @ 109.00)(10)	(B-, Caa1)	08/15/20	12.000	23,003,125
4,935	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(10)	(CCC+, Caa1)	05/15/23	9.000	5,249,606
1,496	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	1,615,680
					36,980,592
Cable & Satellite TV (1.4%)
755	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 03/05/18 @ 104.97)(10)	(BB-, B1)	02/15/23	6.625	766,627
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(10)	(BB-, B1)	05/15/26	7.500	4,165,000
3,200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(10)	(BB, Ba3)	05/15/26	5.500	3,280,000
3,900	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(10)	(BB-, Ba3)	02/15/25	6.875	4,075,500
2,500	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(10)	(BB-, Ba2)	02/01/28	5.375	2,500,000
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(10)	(BB-, Ba2)	10/15/25	6.625	1,072,500
1,008	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(10)	(B-, B2)	10/15/25	10.875	1,202,998
7,250	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(10)	(B, B3)	08/15/23	6.875	7,721,250
9,000	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 03/05/18 @ 104.50)(10)	(B+, B1)	05/15/22	6.000	8,794,800
5,000	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(10)	(B+, B1)	05/01/26	7.375	4,943,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV (1.4%)
$10,300	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(10)	(BB-, Ba3)	03/01/28	5.500	$10,300,000
2,730	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(10)	(BB-, B1)	01/15/27	5.500	2,716,350
					51,538,775
Chemicals (0.3%)
2,500	Kronos International, Inc., Reg S, Senior Secured Notes (Callable 09/15/20 @ 102.81)(3),(11)	(B+, B2)	09/15/25	3.750	3,224,937
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/05/18 @ 101.59)(10)	(B+, B1)	10/15/19	6.375	2,032,500
3,839	Westlake Chemical Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BBB, Baa3)	05/15/23	4.875	3,968,566
					9,226,003
Consumer/Commercial/Lease Financing (0.2%)
6,630	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/16/18 @ 103.63)(10)	(CCC+, Caa2)	08/01/22	7.250	6,679,725
Electronics (0.2%)
6,000	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(10)	(BB-, Ba3)	02/10/26	4.625	6,052,500

Energy - Exploration & Production (0.1%)
3,800	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 03/05/18 @ 102.17)(12)	(BB-, B3)	11/01/21	6.500	3,890,250

Gas Distribution (0.1%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	2,478,532

Health Services (0.3%)
10,406	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(10)	(BB-, Ba2)	10/01/24	5.125	10,643,257

Insurance Brokerage (0.7%)
5,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(10)	(CCC+, Caa2)	11/15/25	7.000	4,975,000
18,900	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/05/18 @ 100.00)(10),(13)	(CCC+, Caa2)	07/15/19	8.125	18,923,625
					23,898,625
lnvestments & Misc. Financial Services (0.1%)
2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 03/02/18 @ 104.19)(4),(10)	(B+, B2)	08/01/20	8.375	2,965,686

Media - Diversified (0.2%)
4,609	National CineMedia LLC, Global Senior Secured Notes (Callable 03/05/18 @ 103.00)	(B+, Ba3)	04/15/22	6.000	4,695,419
2,500	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	2,350,000
					7,045,419
Media Content (0.2%)
3,500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(10)	(B, B3)	06/15/24	7.625	3,858,750
4,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(10)	(B+, Ba3)	11/01/24	4.875	4,100,000
					7,958,750
Metals & Mining - Excluding Steel (0.6%)
3,750	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(10)	(BB-, Ba3)	01/15/24	4.875	3,740,625
8,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	8,560,000
2,100	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 03/01/18 @ 100.00)(5),(7)	(NR, NR)	06/01/19	11.000	126
10,820	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(10)	(B-, B3)	06/15/22	8.750	11,306,900
					23,607,651

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Oil Field Equipment & Services (0.7%)
$5,600	FTS International, Inc., Global Senior Secured Notes (Callable 03/05/18 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	$5,684,000
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/05/18 @ 104.59)	(CCC, Caa3)	03/15/22	6.125	4,725,000
2,650	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 02/28/18 @ 100.00)(10)	(B-, B2)	11/01/18	8.625	2,659,938
10,229	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 02/28/18 @ 102.16)(10)	(B-, B2)	11/02/20	9.500	10,471,621
3,000	Shelf Drilling Holdings Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/21 @ 106.19)(10)	(B-, B2)	02/15/25	8.250	3,000,000
					26,540,559
Oil Refining & Marketing (0.2%)
7,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 03/05/18 @ 103.25)	(BB-, B1)	11/01/22	6.500	7,785,270

Packaging (0.8%)
15,500	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(10)	(BB, Ba3)	05/15/23	4.625	15,713,125
900	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(10)	(CCC+, Caa1)	01/15/25	6.875	925,313
2,200	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes(10)	(BB-, B1)	08/15/23	5.875	2,341,625
9,525	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(10)	(B+, B1)	10/15/25	4.875	9,590,484
					28,570,547
Personal & Household Products (0.1%)
4,250	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(10)	(BB-, Ba2)	12/31/25	6.750	4,324,375

Pharmaceuticals (0.3%)
1,170	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(10)	(B-, Caa1)	05/15/23	5.875	1,059,961
5,000	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/19 @ 103.25)(10)	(BB-, Ba3)	03/15/22	6.500	5,251,500
3,000	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(10)	(BB-, Ba3)	11/01/25	5.500	3,033,750
					9,345,211
Real Estate Investment Trusts (0.5%)
5,900	iStar, Inc., Senior Unsecured Notes (Callable 03/05/18 @ 101.25)	(BB-, B1)	07/01/19	5.000	5,930,237
3,850	iStar, Inc., Senior Unsecured Notes (Callable 06/15/20 @ 100.00)	(BB-, B1)	09/15/20	4.625	3,907,750
1,000	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(BB-, B1)	07/01/21	6.500	1,035,000
5,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	5,000,000
2,000	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	2,088,740
					17,961,727
Recreation & Travel (0.4%)
4,000	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(10)	(BB-, B2)	04/15/27	5.500	4,105,000
9,228	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(10)	(BB-, B2)	07/31/24	4.875	9,377,955
					13,482,955
Software - Services (0.5%)
10,845	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 102.44)(10)	(BB+, Ba1)	06/01/27	4.875	10,894,995
3,000	Epicor Software Corp., Senior Secured Notes, LIBOR 3M + 8.250%(1),(2),(9)	(CCC, NR)	06/30/23	9.940	3,045,000
5,500	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(10)	(B, B3)	01/15/24	5.750	5,706,250
					19,646,245
Specialty Retail (0.2%)
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	1,015,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail
$7,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/05/18 @ 102.88)	(B+, B1)	10/01/22	5.750	$7,212,275
					8,227,275
Support - Services (0.3%)
6,325	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(10)	(B+, B3)	12/15/21	9.500	6,435,687
3,000	URS Fox U.S. LP, Global Company Guaranteed Notes (Callable 01/01/22 @ 100.00)	(BB-, NR)	04/01/22	5.000	3,066,000
					9,501,687
Tech Hardware & Equipment (0.2%)
3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(10)	(BB-, Ba3)	03/15/27	5.000	2,996,250
3,500	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/05/18 @ 102.50)(10)	(BB-, Ba3)	06/15/21	5.000	3,578,750
					6,575,000
Telecom - Wireless (0.5%)
9,375	Sprint Spectrum Co. II LLC, Rule 144A, Senior Secured Notes(10)	(NR, Baa2)	09/20/21	3.360	9,433,594
2,000	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 04/15/19 @ 104.50)	(BB+, Ba2)	04/15/24	6.000	2,131,180
3,000	Wind Tre SpA, Reg S, Senior Secured Notes (Callable 05/03/18 @ 101.00), EURIBOR 3M + 2.750%(1),(3),(11)	(BB-, B1)	01/20/24	2.750	3,564,680
1,750	Wind Tre SpA, Reg S, Senior Secured Notes (Callable 11/03/19 @ 101.31)(3),(11)	(BB-, B1)	01/20/23	2.625	2,032,909
400	Wind Tre SpA, Reg S, Senior Secured Notes (Callable 11/03/20 @ 101.56)(3),(11)	(BB-, B1)	01/20/25	3.125	459,575
					17,621,938
Telecom - Wireline Integrated & Services (0.1%)
4,500	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(10)	(CCC+, Caa1)	12/31/24	7.875	4,826,250

Theaters & Entertainment (0.1%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(12)	(B+, B2)	05/15/27	6.125	759,500
3,800	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(12)	(B+, B2)	11/15/26	5.875	3,705,000
1,000	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(10)	(BB, Ba1)	06/15/23	6.000	1,055,000
					5,519,500
TOTAL CORPORATE BONDS (Cost $385,776,717)					392,966,343

ASSET BACKED SECURITIES (3.6%)
Collateralized Debt Obligations (3.6%)
3,500	ALM V Ltd., 2012-5A, Rule 144A, LIBOR 3M + 5.250%(1),(10)	(NR, Ba3)	10/18/27	6.600	3,532,168
3,500	ALM XVI LLC, 2015-16A, Rule 144A, LIBOR 3M + 3.200%(1),(10)	(NR, Baa3)	07/15/27	4.922	3,550,872
5,000	Ares XXXVIII CLO Ltd., 2015-38A, Rule 144A(1),(10)	(NR, Ba3)	01/20/27	8.095	5,057,098
4,000	ArrowMark Partners, 2017-8A, Rule 144A, LIBOR 3M + 2.870%(1),(2),(9),(10)	(NR, Baa3)	10/25/30	4.798	3,964,000
2,000	Atlas Senior Loan Fund III Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.000%(1),(10)	(BB-, NR)	11/17/27	7.422	2,012,721
2,000	BlueMountain CLO 2015-3 Ltd., 2015-3A, Rule 144A(1),(10)	(B, NR)	10/20/27	8.545	2,012,784
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.250%(1),(10)	(BB-, NR)	10/20/27	6.995	2,107,770
2,500	BlueMountain CLO Ltd., 2015-4A, Rule 144A, LIBOR 3M + 6.500%(1),(10)	(BB, NR)	01/20/27	8.245	2,539,075
2,900	Bowman Park CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(BB-, NR)	11/23/25	6.862	2,940,528
3,896	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	3.870	3,933,433
2,729	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	4.180	2,732,735
1,000	Carlyle Global Market Strategies CLO Ltd., 2013-4A, Rule 144A, LIBOR 3M + 5.200%(1),(10)	(B, NR)	10/15/25	6.922	1,000,744
750	Carlyle Global Market Strategies CLO Ltd., 2014-3A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, Ba2)	07/27/26	7.510	754,552
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.200%(1),(10)	(NR, B3)	04/27/27	7.960	1,850,015
2,750	Carlyle Global Market Strategies CLO Ltd., 2016-1A, Rule 144A, LIBOR 3M + 4.900%(1),(10)	(BBB-, NR)	04/20/27	6.645	2,769,214

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(2),(5),(6),(10),(14)	(NR, NR)	07/20/31	0.000	$1,872,280
2,500	CIFC Funding Ltd., 2013-3A, Rule 144A, LIBOR 3M + 4.750%(1),(10)	(BB, NR)	10/24/25	6.491	2,509,328
4,000	CIFC Funding Ltd., 2013-4A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(NR, Baa2)	11/27/24	4.812	4,016,620
2,000	Dryden 33 Senior Loan Fund, 2014-33A, Rule 144A, LIBOR 3M + 4.350%(1),(10)	(BBB, NR)	10/15/28	6.072	2,055,848
1,985	FOCUS Brands Funding LLC, 2017-1A, Rule 144A(10)	(BBB, NR)	04/30/47	3.857	2,007,182
8,188	FOCUS Brands Funding LLC, 2017-1A, Rule 144A(10)	(BBB, NR)	04/30/47	5.093	8,384,144
3,250	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(NR, Ba3)	01/18/31	7.134	3,263,201
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.100%(1),(10)	(BB, NR)	04/22/26	6.845	3,020,013
3,500	Greywolf CLO IV Ltd., 2014-2A, Rule 144A, LIBOR 3M + 2.350%(1),(10)	(A, NR)	01/17/27	4.081	3,522,754
2,450	Greywolf CLO IV Ltd., 2014-2A, Rule 144A, LIBOR 3M + 5.600%(1),(10)	(BB, NR)	01/17/27	7.331	2,460,010
3,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A(1),(10)	(A, NR)	01/25/31	3.745	3,000,750
2,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A(1),(10)	(BBB-, NR)	01/25/31	4.745	2,950,738
3,350	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(BB-, NR)	01/25/31	7.595	3,318,175
1,500	ICG U.S. CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.450%(1),(10)	(NR, Baa3)	10/15/26	5.172	1,507,377
3,750	ICG U.S. CLO Ltd., 2014-3A, Rule 144A, LIBOR 3M + 3.600%(1),(10)	(NR, Baa3)	01/25/27	5.345	3,798,221
2,500	KKR CLO Ltd., 2014-14D, Rule 144A, LIBOR 3M + 7.000%(1),(10)	(NR, Ba3)	07/15/28	8.722	2,538,588
2,500	KKR CLO Ltd., 20E, Rule 144A, LIBOR 3M + 5.500%(1),(10)	(NR, Ba3)	10/16/30	7.216	2,516,515
1,500	LCM XVIII LP, 18A, Rule 144A, LIBOR 3M + 3.800%(1),(10)	(BBB, NR)	04/20/27	5.545	1,510,302
3,330	Magnetite VIII Ltd., 2014-8A, Rule 144A, LIBOR 3M + 5.550%(1),(10)	(NR, B2)	04/15/26	7.272	3,331,880
1,500	Magnetite XII Ltd., 2015-12A, Rule 144A, LIBOR 3M + 6.500%(1),(10)	(NR, B3)	04/15/27	8.222	1,500,732
2,750	Magnetite XIV Ltd., 2015-14A, Rule 144A, LIBOR 3M + 6.500%(1),(10)	(NR, B2)	07/18/28	8.234	2,751,458
4,000	MP CLO VI Ltd., 2014-2A, Rule 144A, LIBOR 3M + 2.250%(1),(10)	(NR, A2)	01/15/27	3.972	4,024,008
1,500	Ocean Trails CLO V, 2014-5A, Rule 144A, LIBOR 3M + 3.600%(1),(10)	(BBB, NR)	10/13/26	5.322	1,506,723
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 4.950%(1),(10)	(NR, Baa3)	04/15/27	6.672	2,261,797
1,400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(5),(6),(10),(14)	(NR, NR)	01/15/30	0.000	1,129,398
3,000	VENTURE XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(2),(10)	(NR, Baa2)	09/10/29	4.836	3,029,913
4,500	Venture XX CLO Ltd., 2015-20A, Rule 144A, LIBOR 3M + 1.900%(1),(10)	(A, NR)	04/15/27	3.622	4,507,821
2,500	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(2),(10)	(NR, Ba3)	07/20/28	8.495	2,558,386
1,650	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(10)	(NR, Ba3)	01/20/29	8.745	1,711,032
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 3.900%(1),(10)	(NR, Baa3)	06/20/29	5.525	1,537,052
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(5),(6),(10),(14)	(NR, NR)	04/17/30	0.000	2,528,205
1,500	Wendys Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.570	1,507,500
2,500	Wendys Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.880	2,512,500
TOTAL ASSET BACKED SECURITIES (Cost $130,363,176)					131,408,160

Number of Shares

COMMON STOCKS (0.2%)
Auto Parts & Equipment (0.1%)
134,659	UCI International, Inc.(2),(5),(9),(15)	2,423,862

Building & Construction (0.0%)
6	White Forest Resources, Inc.(2),(5),(9),(15)	49

Chemicals (0.0%)
9,785	Huntsman Corp.(5)	338,267

Energy Equipment & Services (0.1%)
222,289	Ocean Rig UDW, Inc.(15)	5,984,020

Health Services (0.0%)
268,452	Valitas Health Services, Inc.(2),(9)	268,452

Printing & Publishing (0.0%)
708	F & W Media, Inc.(2),(5)	71

Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(9),(15)	8
71	Sprint Industrial Holdings LLC, Class H(2),(9),(15)	1
172	Sprint Industrial Holdings LLC, Class I(2),(9),(15)	1
		10

Number of Shares		Value

COMMON STOCKS (continued)
Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(2),(5),(9),(15)	$40
TOTAL COMMON STOCKS (Cost $8,323,551)		9,014,771

SHORT-TERM INVESTMENTS (2.8%)
5,498,705	State Street Navigator Securities Lending Government Money Market Portfolio, 1.31%(16)	5,498,705

Par (000)		Maturity	Rate%
$94,483	State Street Bank and Trust Co. Euro Time Deposit	02/01/18	0.200	94,482,888
TOTAL SHORT-TERM INVESTMENTS (Cost $99,981,593)				99,981,593

TOTAL INVESTMENTS AT VALUE (98.9%) (Cost $3,536,418,730)				3,582,127,598

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)				38,842,996

NET ASSETS (100.0%)				$3,620,970,594

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2018.
(2)	Security is valued using significant unobservable inputs.
(3)	This security is denominated in Euro.
(4)	This security is denominated in British Pound.
(5)	Illiquid security (unaudited).
(6)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2018.

(7)	Bond is currently in default.
(8)	Unfunded loan commitment.
(9)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(10)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities amounted to a value of $426,943,963 or 11.8% of net assets.

(11)

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(12)	Security or portion thereof is out on loan.
(13)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(14)	Zero-coupon security.
(15)	Non-income producing security.
(16)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2018.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	1,850,000	USD	2,238,473	10/12/18	Morgan Stanley	$2,238,473	$2,346,500	$108,027
GBP	1,450,000	USD	1,944,904	10/12/18	Morgan Stanley	1,944,904	2,083,028	138,124
USD	189,993,708	EUR	157,899,625	10/12/18	Morgan Stanley	(189,993,708)	(200,276,511)	(10,282,803)
USD	83,424,940	GBP	62,340,000	10/12/18	Morgan Stanley	(83,424,940)	(89,555,847)	(6,130,907)
								$(16,167,559)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$2,644,877,001	$303,879,730	$2,948,756,731
Corporate Bonds	—	389,921,343	3,045,000	392,966,343
Asset Backed Securities	—	119,983,580	11,424,580	131,408,160
Common Stocks	6,322,288	—	2,692,483	9,014,771
Short-term Investment	—	99,981,593	—	99,981,593
	$6,322,288	$3,254,763,517	$321,041,793	$3,582,127,598
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$246,151	$—	$246,151

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$16,413,710	$—	$16,413,710

*                 Other financial instruments include unrealized appreciation/(depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2018 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Asset Backed Security	Common Stocks	Total
Balance as of October 31, 2017	$224,726,885	$3,007,500	$7,363,213	$2,658,845	$237,756,443
Accrued discounts (premiums)	174,098	(384)	3,311	—	177,025
Purchases	77,103,270	—	3,964,000	—	81,067,270
Sales	(33,552,275)	—	—	—	(33,552,275)
Realized gain (loss)	495,641	—	—	—	495,641
Change in unrealized appreciation (depreciation)	957,147	37,884	94,056	33,638	1,122,725
Transfers into Level 3	91,118,924	—	—	—	91,118,924
Transfers out of Level 3	(57,143,960)	—	—	—	(57,143,960)
Balance as of January 31, 2018	$303,879,730	$3,045,000	$11,424,580	$2,692,483	$321,041,793

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2018	$1,473,393	$37,884	$94,056	$33,638	$1,638,971

Quantitative Disclosure About Significant Unobservable Inputs

				Range
	Fair Value	Valuation	Unobservable	(Weighted Average)
Asset Class	At 1/31/2018	Technique	Input	(per share)

Bank Loans	$308,498	Market Approach	Comparable Bond Price	N/A
	$303,571,232	Vendor Pricing	Single Broker Quote	$0.83 - $1.42 ($1.08)
Corporate Bonds	$3,045,000	Vendor Pricing	Single Broker Quote	N/A
Asset Backed Securities	$11,424,580	Vendor Pricing	Single Broker Quote	$0.94 - $1.02 ($0.99)
Common Stocks	$88	Market Approach	Discount for Illiquidity and EBITDA Multiples	$1.00 - $8.10 ($1.93)
	$2,692,385	Vendor Pricing	Single Broker Quote	$0.10 - $18.00 ($6.67)
	$10	Market/Income Approach	Comparable Bond Price and Net Realizable Value	N/A

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy.  In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2018, there were no transfers between Level 1 and Level 2, but there was $91,118,924 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $57,143,960 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

January 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (45.9%)
Air Transportation (0.2%)
$300	United Continental Holdings, Inc., Company Guaranteed Notes	(BB-, Ba3)	02/01/24	5.000	$304,500

Auto Parts & Equipment (0.6%)
500	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B2)	11/15/26	5.625	513,750
650	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB, B1)	10/01/25	5.000	650,000
					1,163,750
Brokerage (0.9%)
1,850	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(B+, B2)	09/15/25	5.750	1,891,625

Building Materials (5.1%)
335	Airxcel, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/19 @ 104.25)(1)	(B, B2)	02/15/22	8.500	357,194
350	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	370,125
1,500	American Woodmark Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/21 @ 102.44)(1)	(BB, Ba3)	03/15/26	4.875	1,511,250
1,000	Beacon Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(1)	(B+, B3)	11/01/25	4.875	1,000,000
414	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 10/01/19 @ 104.13)(1)	(BB-, B2)	10/01/24	5.500	429,525
725	Eagle Materials, Inc., Company Guaranteed Notes (Callable 08/01/21 @ 102.25)	(BBB, Baa3)	08/01/26	4.500	756,632
750	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, B3)	08/15/21	8.250	800,625
250	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	250,625
500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	501,875
200	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/18 @ 104.22)(1)	(BB, Ba3)	03/15/23	5.625	209,000
500	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/08/18 @ 106.19)(1)	(BB, B1)	01/15/23	8.250	531,050
1,650	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/16/18 @ 109.00)(1)	(B-, Caa1)	08/15/20	12.000	1,786,125
800	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	851,000
250	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 102.56)(1)	(BB-, B3)	06/01/25	5.125	255,312
150	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	162,000
500	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	513,750
					10,286,088
Cable & Satellite TV (3.6%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	833,000
400	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 102.75)(1)	(BB, Ba3)	05/15/26	5.500	410,000
200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 07/15/18 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	205,250
500	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	522,500
500	Cable One, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/18 @ 102.88)(1)	(BB, B2)	06/15/22	5.750	516,250
550	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB-, Ba2)	02/01/28	5.375	550,000
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba2)	10/15/25	6.625	321,750
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	299,556
1,425	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	1,517,625
500	Radiate Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(CCC+, Caa1e)	02/15/23	6.875	505,000
475	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	469,656
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	473,821

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$500	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, B1)	01/15/27	5.500	$497,500
					7,121,908
Chemicals (1.5%)
525	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, (p)caa1)	02/01/25	6.250	540,094
900	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	904,500
250	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(BB-, B2)	11/15/22	6.750	268,125
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 03/05/18 @ 100.00)(1),(2),(3),(4),(5)	(NR, NR)	05/01/18	9.000	1,882
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B3)	09/01/25	5.375	1,027,200
300	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB, Ba3)	09/30/24	5.500	318,750
					3,060,551
Consumer/Commercial/Lease Financing (0.5%)
1,050	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/16/18 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	1,057,875

Diversified Capital Goods (0.4%)
372	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/19 @ 102.63)(1)	(BB-, Ba3)	07/15/24	5.250	385,020
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	365,750
					750,770

Electronics (0.6%)
1,250	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB-, Ba3)	02/10/26	4.625	1,260,938

Energy - Exploration & Production (0.2%)
400	Extraction Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 104.22)(1)	(B, B3)	02/01/26	5.625	400,900

Food - Wholesale (0.6%)
400	B&G Foods, Inc., Company Guaranteed Notes (Callable 04/01/20 @ 103.94)	(B+, B2)	04/01/25	5.250	401,500
400	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	409,000
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.31)(1)	(BB, Ba3)	11/01/24	4.625	229,500
225	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	230,063
					1,270,063
Gaming (1.5%)
750	Churchill Downs, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B2)	01/15/28	4.750	743,438
700	Eldorado Resorts, Inc., Global Company Guaranteed Notes (Callable 04/01/20 @ 104.50)	(B, B3)	04/01/25	6.000	734,125
400	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	432,000
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	491,625
495	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 03/02/18 @ 102.06)(1),(6)	(B, B2)	02/15/21	8.250	631,252
					3,032,440
Gas Distribution (1.0%)
500	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(BB-, B1)	05/15/26	6.250	500,000
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(BB-, B1)	10/01/25	6.500	766,875
650	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	682,500
					1,949,375

Information Classification: Limited Access

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Facilities (0.4%)
$250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/19 @ 102.75)	(BBB-, Ba1)	05/01/24	5.500	$258,750
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 10/15/22 @ 102.50)	(BBB-, Ba1)	10/15/27	5.000	248,175
250	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	248,262
					755,187
Health Services (0.7%)
500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	511,400
900	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB-, Ba3)	06/01/25	5.250	913,500
					1,424,900
Hotels (0.2%)
400	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B1)	05/01/25	5.250	404,000
Insurance Brokerage (2.2%)
1,700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	1,691,500
400	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 08/01/18 @ 104.13)(1)	(CCC+, Caa2)	08/01/23	8.250	423,000
1,500	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/05/18 @ 100.00)(1),(7)	(CCC+, Caa2)	07/15/19	17.000	1,501,875
675	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	696,937
					4,313,312
Investments & Misc. Financial Services (0.5%)
1,000	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	1,055,000

Machinery (0.3%)
500	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	513,750

Media - Diversified (0.6%)
715	National CineMedia LLC, Global Senior Secured Notes (Callable 03/05/18 @ 103.00)	(B+, Ba3)	04/15/22	6.000	728,406
500	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	470,000
					1,198,406
Media Content (1.4%)
500	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	551,250
500	Netflix, Inc., Rule 144A, Senior Unsecured Notes(1)	(B+, B1)	04/15/28	4.875	496,875
925	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(1)	(BB-, B1)	05/15/25	5.125	915,750
750	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	768,750
					2,732,625
Metals & Mining - Excluding Steel (1.3%)
1,300	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB-, Ba3)	01/15/24	4.875	1,296,750
2,975	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 03/01/18 @ 100.00)(2),(3)	(NR, NR)	06/01/19	11.000	178
1,250	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1)	(B-, B3)	06/15/22	8.750	1,306,250
					2,603,178
Oil Field Equipment & Services (2.7%)
500	FTS International, Inc., Global Senior Secured Notes (Callable 03/05/18 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	507,500
400	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(CCC+, Caa1)	04/01/22	9.875	436,000
609	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 03/02/18 @ 100.00)(7)	(NR, NR)	02/04/20	8.400	219,419

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Field Equipment & Services
$800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/05/18 @ 104.59)	(CCC, Caa3)	03/15/22	6.125	$720,000
250	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 02/28/18 @ 100.00)(1)	(B-, B2)	11/01/18	8.625	250,937
701	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 02/28/18 @ 102.16)(1)	(B-, B2)	11/02/20	9.500	717,477
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B2)	02/15/25	8.250	2,000,000
103	Sidewinder Drilling, Inc., Secured Notes (Callable 02/15/18 @ 100.00)(2),(4),(5)	(NR, NR)	02/15/20	12.000	98,698
325	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(B, Caa1)	10/15/22	5.800	329,875
225	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, Caa1)	02/15/25	6.625	221,625
					5,501,531
Oil Refining & Marketing (0.2%)
400	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 03/05/18 @ 103.25)	(BB-, B1)	11/01/22	6.500	414,000

Packaging (2.4%)
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	760,312
975	Crown Americas Capital Corp. VI, Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 103.56)(1)	(B+, Ba3)	02/01/26	4.750	982,312
500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	514,062
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 03/15/20 @ 102.38)	(BB-, Ba3)	03/15/25	4.750	488,063
325	Trident Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/20 @ 103.31)(1)	(CCC+, Caa2)	11/01/25	6.625	327,438
1,650	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(B+, B1)	10/15/25	4.875	1,661,344
					4,733,531
Personal & Household Products (1.2%)
450	First Quality Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/20 @ 103.75)(1)	(BB-, B1)	07/01/25	5.000	454,500
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CCC, Caa1)	03/15/25	8.875	679,688
1,350	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(BB-, Ba2)	12/31/25	6.750	1,373,625
					2,507,813
Pharmaceuticals (0.9%)
200	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.00)(1)	(CCC+, B3)	02/01/25	6.000	151,376
425	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	385,029
500	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B-, Caa1)	12/15/25	9.000	514,845
750	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/20 @ 102.75)(1)	(BB-, Ba3)	11/01/25	5.500	758,437
					1,809,687
Real Estate Investment Trusts (1.1%)
1,250	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, B1)	04/01/22	6.000	1,281,250
250	iStar, Inc., Senior Unsecured Notes (Callable 06/15/20 @ 100.00)	(BB-, B1)	09/15/20	4.625	253,750
250	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	250,000
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	522,185
					2,307,185
Recreation & Travel (0.5%)
250	Canada’s Wonderland Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.69)(1)	(BB-, B1)	04/15/27	5.375	261,250
750	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	762,188
					1,023,438

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Restaurants (1.1%)
$1,070	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	$1,108,788
1,100	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B-, B3)	10/15/25	5.000	1,106,875
					2,215,663
Software - Services (2.3%)
1,125	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	1,130,186
500	Epicor Software Corp., Senior Secured Notes, LIBOR 3M + 8.250%(4),(5),(8)	(CCC, NR)	06/30/23	9.943	507,500
750	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B3)	01/15/24	5.750	778,125
550	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/05/18 @ 103.56)(1),(7)	(CCC, Caa2)	05/01/21	15.000	563,750
300	j2 Global Co-Obligor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.50)(1)	(BB, Ba3)	07/15/25	6.000	318,750
325	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	365,219
255	Syniverse Foreign Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 104.56)(1)	(B, Caa2)	01/15/22	9.125	265,519
23	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 03/05/18 @ 100.00)	(CCC+, Caa2)	01/15/19	9.125	23,086
655	WEX, Inc., Rule 144A, Senior Secured Notes (Callable 03/05/18 @ 102.38)(1)	(BB-, Ba3)	02/01/23	4.750	666,872
					4,619,007
Specialty Retail (0.3%)
300	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	309,750
200	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/05/18 @ 102.88)	(B+, B1)	10/01/22	5.750	206,065
					515,815
Steel Producers/Products (0.6%)
750	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	772,500
300	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa1)	06/15/23	9.875	336,750
					1,109,250
Support - Services (2.9%)
548	AECOM, Global Company Guaranteed Notes (Callable 12/15/26 @ 100.00)	(BB, Ba3)	03/15/27	5.125	550,055
600	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	610,500
425	Conduent Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	497,250
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	487,500
775	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	807,937
1,041	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,056,615
1,000	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(B+, Ba3)	12/15/25	4.875	987,700
850	United Rentals North America, Inc., Company Guaranteed Notes (Callable 10/15/20 @ 102.31)	(BB-, Ba3)	10/15/25	4.625	864,875
					5,862,432
Tech Hardware & Equipment (0.5%)
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	749,062
250	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Baa2)	04/01/23	7.375	272,813
					1,021,875
Telecom - Wireless (0.8%)
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/21 @ 102.25)	(BB+, Ba2)	02/01/26	4.500	251,563

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Wireless
$1,300	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/23 @ 102.38)	(BB+, Ba2)	02/01/28	4.750	$1,306,500
					1,558,063
Telecom - Wireline Integrated & Services (2.6%)
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	210,500
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC+, Caa1)	12/31/24	7.875	1,206,562
350	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	354,375
1,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,400,000
900	Wind Tre SpA, Rule 144A, Senior Secured Notes (Callable 11/03/20 @ 102.50)(1)	(BB-, B1)	01/20/26	5.000	822,429
1,250	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	1,273,500
					5,267,366
Theaters & Entertainment (1.0%)
750	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(B+, B2)	05/15/27	6.125	735,000
750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, Ba1)	06/15/23	6.000	791,250
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	511,250
					2,037,500
Transport Infrastructure/Services (0.5%)
1,000	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 03/05/18 @ 108.44)(1)	(B-, Caa2)	08/15/22	11.250	1,016,250
TOTAL CORPORATE BONDS (Cost $90,970,426)					92,071,547

BANK LOANS (43.8%)

Aerospace & Defense (0.6%)
923	Avolon TLB Borrower 1 (Luxembourg) Sarl, LIBOR 1M + 2.250%(8)	(BBB-, Ba1)	04/03/22	3.811	922,784
353	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(8)	(B-, B3)	11/28/21	6.549	358,570
					1,281,354
Auto Parts & Equipment (1.0%)
995	Dayco Products LLC, LIBOR 3M + 5.000%(5),(8)	(B, B2)	05/19/23	6.479	1,011,169
995	Superior Industries International, Inc., LIBOR 1M + 4.500%(8)	(B, B1)	05/22/24	6.067	1,014,753
					2,025,922
Banking (0.4%)
743	NXT Capital, Inc., LIBOR 1M + 3.500%(8)	(BB-, Ba3)	11/22/22	5.080	754,105

Building Materials (1.1%)
468	Beacon Roofing Supply, Inc., LIBOR 3M + 2.250%(8)	(BB+, B1)	01/02/25	3.818	472,788
686	Morsco, Inc., LIBOR 1W + 7.000%(8)	(B+, B3)	10/31/23	8.573	698,011
1,036	Priso Acquisition Corp., LIBOR 1M + 3.000%(8)	(B, B2)	05/08/22	4.567	1,042,114
					2,212,913
Cable & Satellite TV (0.7%)
499	Altice Financing S.A., LIBOR 3M + 2.750%(8)	(BB-, B1)	01/31/26	4.470	493,296
468	CSC Holdings LLC(8)	(BB-, Ba2)	01/25/26	2.750	472,455
496	Radiate Holdco LLC, LIBOR 1M + 3.000%(8)	(B, B1)	02/01/24	4.574	498,332
					1,464,083
Chemicals (2.7%)
422	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(8)	(B, B1)	09/13/23	4.712	425,566
318	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(8)	(B, B1)	09/13/23	4.712	320,618
429	Colouroz Investment 2 LLC, LIBOR 3M + 7.250%(8)	(CCC+, Caa1)	09/06/22	8.991	364,484
1,000	Minerals Technologies, Inc.(5),(9)	(BB+, Ba2)	05/09/21	4.750	1,018,750
881	Preferred Proppants LLC, LIBOR 3M + 7.750%(2),(5),(8)	(CCC, Caa2)	07/27/20	9.443	830,130
594	Solenis International LP, LIBOR 3M + 6.750%(8)	(CCC+, Caa1)	07/31/22	8.229	577,220
750	Vantage Specialty Chemicals, Inc., LIBOR 2M + 4.000%(8)	(B-, B3)	10/05/24	5.654	758,906
205	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(5),(8)	(CCC, Caa2)	10/05/25	10.022	206,603
998	Zep, Inc., LIBOR 2M + 4.000%(8)	(B-, B2)	08/12/24	5.772	1,007,894
					5,510,171

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Diversified Capital Goods (2.9%)
$1,277	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(8)	(B+, Ba3)	11/30/23	5.568	$1,292,853
601	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(8)	(BB-, B2)	12/31/21	4.700	605,911
994	Dynacast International LLC, LIBOR 3M + 3.250%(5),(8)	(B, B1)	01/28/22	4.943	1,006,036
628	Electrical Components International, Inc., LIBOR 3M + 4.750%(8)	(B, B1)	05/28/21	6.443	635,529
500	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500%(8)	(B, B1)	06/28/24	5.193	503,020
998	Hayward Industries, Inc., LIBOR 1M + 3.500%(8)	(B, B3)	08/05/24	5.074	1,006,642
750	Thermon Industries, Inc., LIBOR 1M + 3.750%(8)	(B+, B2)	10/24/24	5.375	758,437
					5,808,428
Electronics (1.4%)
499	CPI International, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	07/26/24	5.074	503,114
500	CPI International, Inc., LIBOR 1M + 7.250%(5),(8)	(CCC+, Caa2)	07/26/25	8.824	503,125
993	Oberthur Technologies S.A., LIBOR 3M + 3.750%(8)	(B-, B2)	01/10/24	5.443	996,851
315	Seattle Spinco, Inc., LIBOR 1M + 2.750%(8)	(BB-, B1)	06/21/24	4.324	316,921
439	Tempo Acquisition LLC, LIBOR 1M + 3.000%(8)	(B, B1)	05/01/24	4.574	441,271
					2,761,282
Energy - Exploration & Production (0.5%)
1,000	Chief Exploration & Development LLC, LIBOR 3M + 6.500%(2),(8)	(NR, NR)	05/16/21	7.959	1,001,250

Food - Wholesale (0.5%)
499	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	12/13/23	5.074	503,426
485	American Seafoods Group LLC, LIBOR 3M + 3.250%(8)	(BB-, B1)	08/21/23	4.758	488,149
					991,575
Gaming (1.8%)
998	CBAC Borrower LLC, LIBOR 1M + 4.000%(8)	(B, B3)	06/28/24	5.574	1,008,722
746	Cyan Blue Holdco 3 Ltd., LIBOR 3M + 3.500%(8)	(B, B2)	08/23/24	5.193	752,470
746	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.750%(8)	(BB-, Ba3)	02/22/23	5.443	758,608
995	MGM Growth Properties Operating Partnership LP, LIBOR 1M + 2.250%(8)	(BB+, Ba3)	04/25/23	3.824	1,003,463
					3,523,263
Gas Distribution (0.8%)
717	BCP Renaissance Parent LLC, LIBOR 3M + 4.000%(8)	(B+, B1)	10/31/24	5.772	726,907
778	Traverse Midstream Partners LLC, LIBOR 6M + 4.000%(8)	(B+, B1)	09/27/24	5.850	788,944
					1,515,851
Health Facility (0.6%)
1,122	Western Dental Services, Inc., LIBOR 1M + 4.500%(8)	(B-, B3)	06/23/23	6.074	1,137,324

Health Services (1.4%)
563	Ability Network, Inc., LIBOR 1M + 3.750%(8)	(B-, B2)	12/11/24	5.310	566,035
250	Ability Network, Inc., LIBOR 1M + 7.750%(8)	(CCC, Caa2)	12/11/25	9.310	251,771
433	Onex Carestream Finance LP, LIBOR 3M + 4.000%(8)	(B, B1)	06/07/19	5.693	434,886
994	Prospect Medical Holdings, Inc., LIBOR 6M + 6.000%(5),(8)	(B, Ba3)	06/30/22	7.500	997,423
371	Valitas Health Services, Inc., LIBOR 3M + 3.265%(2),(5),(8)	(NR, NR)	04/14/22	8.250	185,351
131	Valitas Health Services, Inc., LIBOR 3M + 12.000%(2),(5),(8)	(NR, NR)	12/31/19	13.423	124,309
157	Valitas Health Services, Inc., LIBOR 1W + 12.000%(2),(5),(8)	(NR, NR)	12/31/19	13.354	149,171
					2,708,946
Insurance Brokerage (2.3%)
1,078	Acrisure LLC, LIBOR 3M + 4.250%(8)	(B, B2)	11/22/23	5.991	1,098,491
744	Alliant Holdings I, Inc., LIBOR 1M + 3.250%(8)	(B, B2)	08/12/22	4.817	750,801
685	AssuredPartners, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	10/22/24	5.074	692,954
533	FeeCo Holdings LP(5),(8)	(NR, NR)	01/30/25	4.500	530,666
734	Hyperion Insurance Group Ltd., LIBOR 1M + 3.500%(8)	(B, B2)	12/20/24	5.125	740,367
812	NFP Corp., LIBOR 1M + 3.000%(8)	(B, B2)	01/08/24	4.574	822,383
					4,635,662
Investments & Misc. Financial Services (1.9%)
750	FinCo I LLC, LIBOR 1M + 2.750%(8)	(BB-, Baa3)	12/27/22	4.324	761,561
487	Focus Financial Partners LLC, LIBOR 3M + 2.750%(8)	(B+, Ba3)	07/03/24	4.443	491,897
736	Freedom Mortgage Corp., LIBOR 6M + 5.500%(8)	(B+, B1)	02/23/22	6.956	745,825
1,036	Liquidnet Holdings, Inc., LIBOR 3M + 4.250%(5),(8)	(B+, B1)	07/15/24	5.824	1,046,297
677	Walter Investment Management Corp., LIBOR 1M + 3.750%(3),(8)	(D, Caa2)	12/18/20	5.324	674,987
					3,720,567
Machinery (1.4%)
748	Anvil International LLC, LIBOR 2M + 4.500%(5),(8)	(B, B2)	08/01/24	6.130	760,282

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Machinery
$500	CPM Acquisition Corp., LIBOR 1M + 8.250%(5),(8)	(B-, Caa1)	04/10/23	9.817	$510,000
733	CPM Holdings, Inc., LIBOR 1M + 4.250%(8)	(B, B1)	04/11/22	5.817	744,924
746	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(8)	(BB-, B1)	06/27/24	4.324	749,981
					2,765,187
Media Content (0.6%)
1,000	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(6),(8)	(CCC+, Caa2)	06/30/22	8.250	1,255,405

Medical Products (1.0%)
1,081	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(8)	(B-, B2)	06/15/23	6.580	1,086,302
1,000	Avantor, Inc., LIBOR 3M + 4.000%(8)	(B, B2)	11/21/24	5.561	1,015,315
					2,101,617
Metals & Mining - Excluding Steel (0.0%)
236	Noranda Aluminum Acquisition Corp., Prime + 3.500%(3),(8)	(NR, NR)	02/28/19	7.250	8,243

Non - Electric Utilities (0.6%)
746	BCP Raptor LLC, LIBOR 3M + 4.250%(8)	(B+, B3)	06/24/24	5.729	753,597
500	Medallion Midland Acquisition LLC, LIBOR 1M + 3.250%(5),(8)	(BB-, B2)	10/30/24	4.824	503,750
					1,257,347
Oil Refining & Marketing (0.4%)
962	Philadelphia Energy Solutions LLC, Prime + 4.000%(2)(3),(5),(8)	(D, NR)	04/04/18	8.500	793,750

Packaging (0.9%)
727	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(8)	(B, B1)	12/29/23	4.695	733,605
838	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(8)	(B, B2)	11/18/23	5.027	849,549
250	Proampac PG Borrower LLC, LIBOR 3M + 8.500%(8)	(CCC+, Caa2)	11/18/24	9.936	255,313
					1,838,467
Personal & Household Products (1.6%)
500	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 7.750%(8)	(CCC+, Caa1)	09/29/25	9.443	508,125
496	Comfort Holding LLC, LIBOR 1M + 4.750%(8)	(CCC+, B3)	02/05/24	6.304	492,218
634	Comfort Holding LLC, LIBOR 1M + 10.000%(8)	(CCC-, Caa2)	02/03/25	11.554	586,192
745	Serta Simmons Bedding LLC, LIBOR 3M + 3.500%(8)	(B, B2)	11/08/23	5.130	731,556
80	TricorBraun Holdings, Inc., Prime + 2.750%(8)	(B, B2)	11/30/23	5.392	80,436
793	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(8)	(B, B2)	11/30/23	5.443	798,310
					3,196,837
Pharmaceuticals (1.1%)
888	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(8)	(BB-, Ba2)	04/29/24	5.875	891,391
987	Explorer Holdings, Inc., LIBOR 3M + 3.750%(8)	(B, B1)	05/02/23	5.522	995,303
258	Valeant Pharmaceuticals International, Inc., LIBOR 1M + 3.500%(8)	(BB-, Ba3)	04/01/22	5.060	262,600
					2,149,294
Real Estate Development & Management (0.2%)
463	Capital Automotive LP, LIBOR 1M + 6.000%(8)	(CCC+, B3)	03/24/25	7.580	474,891

Real Estate Investment Trusts (0.7%)
748	DTZ U.S. Borrower LLC, LIBOR 3M + 3.250%(8)	(B+, B1)	11/04/21	4.825	749,118
744	Quality Care Properties, Inc., LIBOR 1M + 5.250%(8)	(B-, Caa1)	10/31/22	6.824	754,609
					1,503,727
Recreation & Travel (0.4%)
744	BC Equity Ventures LLC, LIBOR 1M + 6.500%(8)	(B, B3)	08/31/22	8.080	756,197

Restaurants (0.5%)
995	Golden Nugget, Inc., LIBOR 3M + 3.250%(8)	(B+, Ba3)	10/04/23	4.875	1,007,659

Software - Services (6.9%)
1,282	Almonde, Inc., LIBOR 3M + 3.500%(8)	(B, B2)	06/13/24	4.979	1,290,600
249	Almonde, Inc., LIBOR 3M + 7.250%(8)	(CCC+, Caa2)	06/13/25	8.729	251,782
395	Aricent Technologies, LIBOR 1M + 4.500%(8)	(B-, B2)	04/14/21	6.060	396,807
997	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 3.000%(8)	(B, B2)	04/27/24	4.580	1,005,184
985	Epicor Software Corp., LIBOR 1M + 3.750%(8)	(B-, B2)	06/01/22	5.330	992,977
554	Evertec Group LLC, LIBOR 1M + 2.500%(5),(8)	(B+, B2)	04/17/20	4.057	549,746
500	Eze Castle Software, Inc., LIBOR 3M + 6.500%(8)	(CCC+, Caa1)	04/05/21	8.193	501,875
535	Flexera Software LLC(8)	(CCC+, Caa1)	01/23/26	7.000	542,570
1,000	Flexera Software LLC, LIBOR 1M + 7.000%(5),(8)	(B-, Caa1)	04/02/21	8.570	1,005,000
495	Kronos, Inc., LIBOR 3M + 3.500%(8)	(B, B2)	11/01/23	4.903	500,521
750	Kronos, Inc., LIBOR 3M + 8.250%(8)	(CCC, Caa2)	11/01/24	9.627	782,580
735	MA FinanceCo. LLC, LIBOR 1M + 2.500%(8)	(BB-, B1)	11/19/21	4.074	740,183
47	MA FinanceCo. LLC, LIBOR 1M + 2.750%(8)	(BB-, B1)	06/21/24	4.324	46,929

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services
$1,000	Omnitracs, Inc., LIBOR 3M + 7.750%(8)	(CCC+, Caa1)	05/25/21	9.450	$1,005,415
1,084	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 3.500%(8)	(B-, B3)	04/26/24	5.040	1,063,138
705	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(8)	(B-, B2)	02/09/24	5.074	715,623
500	QBS Holding Co., Inc., LIBOR 3M + 4.750%(2),(5),(8)	(B, B3)	07/30/21	6.522	496,250
704	Ramundsen Holdings LLC, LIBOR 3M + 4.250%(8)	(B+, B2)	02/01/24	5.943	712,483
750	Syniverse Holdings, Inc., LIBOR 3M + 3.000%(8)	(B, B3)	04/23/19	4.574	748,598
500	TigerLuxOne Sarl, LIBOR 3M + 8.250%(8)	(CCC+, Caa2)	02/16/25	9.943	496,250
					13,844,511
Specialty Retail (0.2%)
494	Mister Car Wash Holdings, Inc., LIBOR 2M + 3.250%(8)	(B-, B1)	08/20/21	4.904	497,420

Steel Producers/Products (0.4%)
547	Atkore International, Inc.(8)	(BB-, B2)	12/22/23	2.750	551,009
347	Zekelman Industries, Inc., LIBOR 3M + 2.750%(8)	(BB-, B2)	06/14/21	4.408	350,114
					901,123
Support - Services (3.4%)
495	BakerCorp International, Inc., LIBOR 3M + 3.000%(8)	(B-, B2)	02/07/20	4.772	493,595
1,245	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(8)	(B, B3)	06/21/24	5.996	1,262,405
993	Change Healthcare Holdings, Inc., LIBOR 1M + 2.750%(8)	(B+, Ba3)	03/01/24	4.324	999,944
710	Long Term Care Group, Inc., LIBOR 1W + 5.000%(5),(8)	(B, B3)	06/06/20	6.574	709,643
495	SAI Global Ltd., LIBOR 3M + 4.500%(5),(8)	(B+, B2)	11/18/23	6.193	496,237
411	Sedgwick Claims Management Services, Inc., LIBOR 1M + 2.750%(8)	(B, B2)	03/01/21	4.324	409,275
750	Sedgwick Claims Management Services, Inc.(8)	(CCC+, Caa2)	02/28/22	7.324	744,450
93	SGS Cayman LP, LIBOR 3M + 5.375%(5),(8)	(B+, Caa1)	04/23/21	7.068	88,554
285	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(2),(8)	(CC, Caa3)	11/14/19	13.500	91,683
399	Sutherland Global Services, Inc., LIBOR 3M + 5.375%(2),(5),(8)	(B+, Caa1)	04/23/21	7.068	380,425
716	TriMark U.S.A. LLC, LIBOR 1M + 3.500%(8)	(B, B3)	08/28/24	5.070	723,942
32	TriMark U.S.A. LLC(8)	(B, B3)	08/28/24	3.500	32,400
327	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(8)	(CCC+, Caa2)	08/25/25	9.324	331,228
					6,763,781
Tech Hardware & Equipment (0.2%)
394	Western Digital Corp., LIBOR 1M + 2.000%(8)	(BBB-, Baa2)	04/29/23	3.561	397,377

Telecom - Wireless (0.6%)
1,247	Sprint Communications, Inc., LIBOR 1M + 2.500%(8)	(BB-, Ba2)	02/02/24	4.125	1,252,297

Telecom - Wireline Integrated & Services (0.8%)
505	MTN Infrastructure TopCo, Inc., LIBOR 3M + 3.250%(8)	(B, B2)	11/17/24	4.824	512,155
495	MTN Infrastructure TopCo, Inc.(8)	(B, B2)	11/17/24	3.500	499,740
500	Zayo Group LLC, LIBOR 1M + 2.250%(8)	(BB, Ba2)	01/19/24	3.817	503,595
					1,515,490
Theaters & Entertainment (0.3%)
533	William Morris Endeavor Entertainment LLC, LIBOR 1M + 7.250%(5),(8)	(B-, Caa1)	05/06/22	8.824	536,667
Transport Infrastructure/Services (0.1%)
300	OSG Bulk Ships, Inc., LIBOR 3M + 4.250%(8)	(B+, B2)	08/05/19	5.650	292,313

Trucking & Delivery (0.9%)
741	International Seaways, Inc., LIBOR 1M + 5.500%(8)	(BB-, B3)	06/22/22	7.080	742,940
963	Navios Maritime Partners LP, LIBOR 3M + 5.000%(8)	(B+, B3)	09/14/20	6.540	965,811
					1,708,751
TOTAL BANK LOANS (Cost $87,460,157)					87,871,047

ASSET BACKED SECURITIES (4.4%)

Collateralized Debt Obligations (4.4%)
750	BlueMountain Fuji U.S. Clo III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(4),(5),(8)	(BB-, NR)	01/15/30	6.927	753,694
500	Carlyle Global Market Strategies CLO Ltd., 2013-4A, Rule 144A, LIBOR 3M + 5.200%(1),(8)	(B, NR)	10/15/25	6.922	500,372
750	Carlyle Global Market Strategies CLO Ltd., 2014-3A, Rule 144A, LIBOR 3M + 5.750%(1),(8)	(NR, Ba2)	07/27/26	7.510	754,552
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.200%(1),(8)	(NR, B3)	04/27/27	7.960	500,004
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(2),(5),(9),(10)	(NR, NR)	07/20/31	0.000	468,070
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(NR, Ba3)	01/18/31	7.134	753,046

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(BB-, NR)	01/25/31	7.595	$742,875
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(2),(9),(10)	(NR, NR)	07/25/27	0.000	256,108
500	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(8)	(BB, NR)	01/20/25	6.495	498,769
500	KKR CLO Ltd., 20E, Rule 144A, LIBOR 3M + 5.500%(1),(8)	(NR, Ba3)	10/16/30	7.216	503,303
750	Magnetite VIII Ltd., 2014-8A, Rule 144A, LIBOR 3M + 5.550%(1),(8)	(NR, B2)	04/15/26	7.272	750,424
750	Magnetite XIV Ltd., 2015-14A, Rule 144A, LIBOR 3M + 6.500%(1),(8)	(NR, B2)	07/18/28	8.234	750,398
400	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(2),(9),(10)	(NR, NR)	01/15/30	0.000	322,685
750	Vibrant CLO IV Ltd., 2016-4A, Rule 144A, LIBOR 3M + 6.750%(1),(5),(8)	(NR, Ba3)	07/20/28	8.495	767,516
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(8)	(NR, Ba3)	01/20/29	8.745	518,495
TOTAL ASSET BACKED SECURITIES (Cost $8,976,304)					8,840,311

Number of Shares

COMMON STOCKS (0.5%)
Auto Parts & Equipment (0.2%)
23,014	UCI International, Inc.(2),(4),(5),(11)	414,252
Building & Construction (0.0%)
2	White Forest Resources, Inc.(2),(4),(5),(11)	16
Building Materials (0.1%)
2,935	Euramax International, Inc.(5),(11)	234,792
Consumer Products (0.2%)
2,027	Natural Products Group(2),(5),(11)	304,065
Health Services (0.0%)
32,987	Valitas Health Services, Inc.(4),(5)	32,987
Oil Field Equipment & Services (0.0%)
2	Sidewinder Drilling, Inc., Series A(2),(4),(5),(11)	80,020
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(4),(5),(11)	1
8	Sprint Industrial Holdings LLC, Class H(4),(5),(11)	—
19	Sprint Industrial Holdings LLC, Class I(4),(5),(11)	—
		1
TOTAL COMMON STOCKS (Cost $1,124,336)		1,066,133

MUTUAL FUNDS (0.1%)
Commingled Fund (0.0%)
2,300	Eaton Vance Floating-Rate Income Trust	33,166
Investments & Misc. Financial Services (0.1%)
4,623	BlackRock Floating Rate Income Strategies Fund, Inc.	65,739
TOTAL MUTUAL FUNDS (Cost $101,102)		98,905

SHORT-TERM INVESTMENT (6.1%)

Par (000)		Maturity	Rate%

$12,203	State Street Bank and Trust Co. Euro Time Deposit (Cost $12,202,780)	02/01/18	0.200	12,202,780

TOTAL INVESTMENTS AT VALUE (100.8%) (Cost $200,835,105)				202,150,723

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)				(1,700,674)

NET ASSETS (100.0%)				$200,450,049

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities amounted to a value of $83,419,071 or 41.6% of net assets.

(2)	Illiquid security (unaudited).
(3)	Bond is currently in default.
(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(5)	Security is valued using significant unobservable inputs.
(6)	This security is denominated in Euro.
(7)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(8)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2018.
(9)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2018.

(10)	Zero-coupon security.
(11)	Non-income producing security.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
GBP	400,000	USD	536,525	10/12/18	Morgan Stanley	$536,525	$574,628	$38,103
USD	3,675,601	EUR	3,045,600	10/12/18	Morgan Stanley	(3,675,601)	(3,862,974)	(187,373)
USD	531,832	GBP	400,000	10/12/18	Morgan Stanley	(531,832)	(574,628)	(42,796)
								$(192,066)

Currency Abbreviations:
EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$91,463,467	$608,080	$92,071,547
Bank Loans	—	73,431,713	14,439,334	87,871,047
Asset Backed Securities	—	6,851,031	1,989,280	8,840,311
Common Stocks	—	—	1,066,133	1,066,133
Mutual Funds	98,905	—	—	98,905
Short-term Investment	—	12,202,780	—	12,202,780
	$98,905	$183,948,991	$18,102,827	$202,150,723

Other Financial Instrument*
Forward Foreign Currency Contracts	$—	$38,103	$—	$38,103

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instrument*
Forward Foreign Currency Contracts	$—	$230,169	$—	$230,169

*                      Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2018 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Asset Backed Securities	Common Stocks	Total
Balance as of October 31, 2017	$95,523	$17,191,487	$1,209,967	$1,008,713	$19,505,690
Accrued discounts (premiums)	2,062	11,365	795	—	14,222
Purchases	559,641	1,037,343	750,000	—	2,346,984
Sales	(50,928)	(662,301)	—	—	(713,229)
Realized gain (loss)	—	8,658	—	—	8,658
Change in unrealized appreciation (depreciation)	1,782	(12,263)	28,518	57,420	75,457
Transfers into Level 3	—	3,316,417	—	—	3,316,417
Transfers out of Level 3	—	(6,451,372)	—	—	(6,451,372)
Balance as of January 31, 2018	$608,080	$14,439,334	$1,989,280	$1,066,133	$18,102,827

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2018	$1,782	$(4,011)	$28,518	$57,420	$83,709

Quantitative Disclosure About Significant Unobservable Inputs

				Range
	Fair Value	Valuation	Unobservable	(Weighted Average)
Asset Class	At 1/31/2018	Technique	Input	(per share)

Corporate Bonds	$1,882	Income Approach	Expected Remaining Distribution	N/A
	$507,500	Vendor Pricing	Single Broker Quote	N/A
	$98,698	Market Approach	Comparable Bond Price	N/A
Bank Loans	$14,439,334	Vendor Pricing	Single Broker Quote	$0.50 - $1.02 ($0.98)
Asset Backed Securities	$1,989,280	Vendor Pricing	Single Broker Quote	$0.94 - $1.02 ($0.99)
Common Stocks	$16	Market Approach	Discount for Illiquidity and EBITDA Multiples	N/A
	$986,096	Vendor Pricing	Single Broker Quote	$1.00 - $150.00 ($16.18)
	$80,021	Market/Income Approach	Comparable Bond Price, Discounted Cash Flows	$0.01 - $44,704.00 ($694.00)

                 Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed.  Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3.  In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy.  In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2018, there were no transfers between Level 1 and Level 2, but there was $3,316,417 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $6,451,372 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Managed Futures Strategy Fund

Consolidated Schedule of Investments

January 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (67.8%)
$60,000	United States Treasury Bills	(AA+, Aaa)	02/01/18	1.092	$60,000,000
40,000	United States Treasury Bills	(AA+, Aaa)	04/05/18	1.224	39,907,275
40,000	United States Treasury Bills	(AA+, Aaa)	05/24/18	1.326	39,816,351
135,000	United States Treasury Bills	(AA+, Aaa)	12/06/18	1.688	133,028,765
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $272,799,865)					272,752,391

SHORT-TERM INVESTMENT (35.3%)
$142,140	State Street Bank and Trust Co. Euro Time Deposit (Cost $142,140,474)		02/01/18	0.200	142,140,474

TOTAL INVESTMENTS AT VALUE (103.1%) (Cost $414,940,339)					414,892,865

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.1%)					(12,627,342)

NET ASSETS (100.0%)					$402,265,523

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (Moody’s) are unaudited.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2018	1,208	$97,231,920	$2,661,415
CAD Currency Futures	USD	Mar 2018	1,266	102,957,450	2,227,864
EUR Currency Futures	USD	Mar 2018	627	97,557,281	3,840,241
GBP Currency Futures	USD	Mar 2018	948	84,135,000	4,110,904
JPY Currency Futures	USD	Mar 2018	873	100,274,963	814,934
					$13,655,358
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2018	1,428	64,041,538	$(91,338)
FTSE 100 Index Futures	GBP	Mar 2018	629	66,790,048	163,132
Hang Seng Index Futures	HKD	Feb 2018	279	58,579,138	376,161
Nikkei 225 Index Futures OSE	JPY	Mar 2018	291	61,556,411	957,518
S&P 500 E Mini Index Futures	USD	Mar 2018	436	61,602,440	3,233,766
					$4,639,239
Contracts to Sell
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Mar 2018	(22)	(30,296,734)	$17,988
10YR U.S. Treasury Note Futures	USD	Mar 2018	(1,542)	(187,473,469)	4,302,782
German EURO Bund Futures	EUR	Mar 2018	(935)	(184,989,828)	711,068
Long Gilt Futures	GBP	Mar 2018	(730)	(126,793,134)	982,750
					$6,014,588
Net unrealized appreciation (depreciation)					$24,309,185

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$36,221,089	02/16/18	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	$—	$—	$(830,763)
USD	37,931,889	02/16/18	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	—	—	71,261
USD	49,788,637	02/16/18	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	—	—	1,401,786
USD	55,568,338	02/16/18	Goldman Sachs	Bloomberg Precious Metals Index	Fixed Rate	—	—	27,489
								$669,773

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•     Level 1—quoted prices in active markets for identical investments

•     Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$272,752,391	$—	$272,752,391
Short-term Investments	—	142,140,474	—	142,140,474
	$—	$414,892,865	$—	$414,892,865

Other Financial Instruments*
Futures Contracts	$24,400,523	$—	$—	$24,400,523
Swap Contracts**	—	1,500,536	—	1,500,536

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$91,338	$—	$—	$91,338
Swap Contracts**	—	830,763	—	830,763

*            Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**         Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended January 31, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund

Consolidated Schedule of Investments

January 31, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS (85.1%)
COMMON STOCKS (19.8%)
AUSTRIA (0.7%)
Real Estate Management & Development (0.7%)
BUWOG AG(1)	20,384	$735,133
BELGIUM (0.7%)
Biotechnology (0.7%)
Ablynx NV(1)	13,685	747,507
Insurance (0.0%)
Ageas	195	10,345
		757,852
BERMUDA (0.7%)
Insurance (0.7%)
Axis Capital Holdings Ltd.	157	7,933
Validus Holdings, Ltd.	10,914	738,878
XL Group Ltd.	232	8,547
		755,358
CANADA (0.2%)
Auto Components (0.0%)
Magna International, Inc.	172	9,850
Chemicals (0.0%)
Methanex Corp.	152	9,619
Construction & Engineering (0.2%)
Aecon Group, Inc.	8,970	145,570
IT Services (0.0%)
CGI Group, Inc., Class A(1)	162	9,296
Multiline Retail (0.0%)
Canadian Tire Corp. Ltd., Class A	74	10,352
Dollarama, Inc.	73	10,007
		20,359
Textiles, Apparel & Luxury Goods (0.0%)
Gildan Activewear, Inc.	276	9,411
		204,105
DENMARK (2.0%)
Banks (0.0%)
Danske Bank AS	229	9,331
Chemicals (0.0%)
Novozymes AS, Class B	179	9,964
Electrical Equipment (0.0%)
Vestas Wind Systems AS	132	9,034
Healthcare Equipment & Supplies (0.0%)
William Demant Holding AS(1)	347	11,010
IT Services (2.0%)
Nets AS(1),(2)	74,390	2,054,899
Pharmaceuticals (0.0%)
Novo Nordisk AS, Class B	168	9,355
Textiles, Apparel & Luxury Goods (0.0%)
Pandora AS	93	8,843
		2,112,436
FRANCE (0.0%)
Aerospace & Defense (0.0%)
Dassault Aviation S.A.	6	10,060
Diversified Financial Services (0.0%)
Eurazeo S.A.	103	10,880
Pharmaceuticals (0.0%)
Sanofi	92	8,147
		29,087
GERMANY (0.0%)
Chemicals (0.0%)
Linde AG	41	9,386
Insurance (0.0%)
Allianz SE, Reg S(3)	38	9,644

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS(continued)
GERMANY
Insurance
Muenchener Rueckversicherungs-Gesellschaft AG, Reg S(3)	40	$9,442
		19,086
		28,472
IRELAND (0.0%)
Trading Companies & Distributors (0.0%)
AerCap Holdings NV(1)	179	9,684
ISRAEL (0.0%)
Pharmaceuticals (0.0%)
Taro Pharmaceutical Industries Ltd.(1)	81	8,237
ITALY (0.7%)
Automobiles (0.0%)
Ferrari NV	83	9,936
Internet & Catalog Retail (0.7%)
Yoox Net-A-Porter Group SpA(1)	15,959	752,128
		762,064
NETHERLANDS (2.1%)
Beverages (0.9%)
Refresco Group NV(2)	39,976	990,524
Construction & Engineering (0.5%)
Chicago Bridge & Iron Co. NV(4)	23,227	484,748
Food & Staples Retailing (0.0%)
Koninklijke Ahold Delhaize NV	409	9,168
Media (0.0%)
Altice NV, Class B(1)	922	9,924
Wolters Kluwer NV	168	8,922
		18,846
Software (0.7%)
Gemalto NV	10,927	677,485
		2,180,771
SPAIN (2.4%)
Transportation Infrastructure (2.4%)
Abertis Infraestructuras S.A.	103,435	2,517,867
SWEDEN (0.0%)
Tobacco (0.0%)
Swedish Match AB	226	9,184
SWITZERLAND (0.1%)
Electrical Equipment (0.0%)
ABB Ltd., Reg S(3)	371	10,353
Insurance (0.1%)
Baloise Holding AG, Reg S(3)	58	9,501
Swiss Re AG	101	9,974
		19,475
Professional Services (0.0%)
SGS S.A., Reg S(3)	4	10,766
		40,594
UNITED KINGDOM (0.2%)
Airlines (0.0%)
International Consolidated Airlines Group S.A.	1,151	10,486
Food Products (0.0%)
Unilever PLC	158	8,956
Hotels, Restaurants & Leisure (0.0%)
Compass Group PLC	432	9,110
InterContinental Hotels Group PLC	144	9,650
		18,760
Household Durables (0.0%)
Berkeley Group Holdings PLC	158	8,910

Information Classification: Limited Access

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS(continued)
UNITED KINGDOM
Insurance (0.0%)
Aon PLC	63	$8,957
Internet Software & Services (0.0%)
Auto Trader Group PLC(2)	1,741	8,915
Media (0.1%)
Liberty Global PLC, Class A(1)	270	10,092
Liberty Global PLC, Class C(1)	280	10,013
Pearson PLC	908	8,951
RELX NV	386	8,576
		37,632
Metals & Mining (0.0%)
Rio Tinto Ltd.	162	10,023
Rio Tinto PLC	182	10,146
		20,169
Multi-Utilities (0.0%)
National Grid PLC	739	8,481
Professional Services (0.1%)
Experian PLC	456	10,526
IHS Markit Ltd.(1)	208	9,928
		20,454
Real Estate Investment Trusts (0.0%)
Land Securities Group PLC	7	100
The British Land Co. PLC	10	95
		195
Specialty Retail (0.0%)
Kingfisher PLC	1,986	9,792
Textiles, Apparel & Luxury Goods (0.0%)
Burberry Group PLC	388	8,715
Michael Kors Holdings Ltd.(1)	142	9,372
		18,087
		179,794
UNITED STATES (10.0%)
Airlines (0.3%)
American Airlines Group, Inc.	172	9,343
Southwest Airlines Co.	4,404	267,763
		277,106
Auto Components (0.0%)
The Goodyear Tire & Rubber Co.	279	9,715
Automobiles (0.0%)
General Motors Co.	227	9,627
Automotive (0.2%)
Ford Motor Co.	20,832	228,527
Banks (0.0%)
CIT Group, Inc.	187	9,479
Citigroup, Inc.	126	9,888
Fifth Third Bancorp	292	9,665
Regions Financial Corp.	512	9,846
		38,878
Biotechnology (1.4%)
Bioverativ, Inc.(1)	7,076	729,252
Juno Therapeutics, Inc.(1)	8,539	732,732
		1,461,984
Building Products (0.2%)
Fortune Brands Home & Security, Inc.	1,182	84,009
Masco Corp.	1,863	83,202
		167,211
Capital Markets (0.0%)
Ameriprise Financial, Inc.	52	8,773

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS(continued)
UNITED STATES
Capital Markets
The Goldman Sachs Group, Inc.	34	$9,108
		17,881
Chemicals (0.1%)
Celanese Corp., Series A	88	9,518
Ecolab, Inc.	529	72,833
		82,351
Commercial Services & Supplies (0.7%)
DST Systems, Inc.	8,741	728,737
Consumer Finance (0.0%)
Ally Financial, Inc.	306	9,110
American Express Co.	89	8,847
Discover Financial Services	118	9,416
Navient Corp.	628	8,949
Synchrony Financial	236	9,364
		45,686
Containers & Packaging (0.0%)
Sealed Air Corp.	180	8,523
Diversified Financial Services (0.0%)
Voya Financial, Inc.	192	9,967
Diversified Financials (0.2%)
E*Trade Financial Corp.(1)	3,400	179,180
Electrical Equipment (0.4%)
General Cable Corp.	13,853	411,434
Electronic Equipment, Instruments & Components (0.1%)
Avnet, Inc.	225	9,563
Corning, Inc.	274	8,554
Rockwell Automation, Inc.	412	81,283
		99,400
Food & Staples Retailing (0.0%)
CVS Health Corp.	113	8,892
The Kroger Co.	332	10,079
Walgreens Boots Alliance, Inc.	122	9,182
		28,153
Food Products (0.5%)
Conagra Brands, Inc.	232	8,816
The Kraft Heinz Co.	3,250	253,888
Tyson Foods, Inc., Class A	3,234	246,202
		508,906
Gas Utilities (0.6%)
WGL Holdings, Inc.	7,894	664,833
Healthcare Equipment & Supplies (0.3%)
NxStage Medical, Inc.(1)	13,644	341,509
Healthcare Providers & Services (0.1%)
Aetna, Inc.	49	9,154
DaVita, Inc.(1)	124	9,677
Express Scripts Holding Co.(1)	123	9,739
HCA Healthcare, Inc.(1)	99	10,015
McKesson Corp.	54	9,120
		47,705
Hotels, Restaurants & Leisure (0.5%)
Domino’s Pizza, Inc.	47	10,192
Marriott International, Inc., Class A	68	10,019
Pinnacle Entertainment, Inc.(1)	13,345	430,910
Wyndham Worldwide Corp.	662	82,174
Yum! Brands, Inc.	107	9,051
		542,346
Household Durables (0.2%)
PulteGroup, Inc.	7,896	251,330

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS(continued)
UNITED STATES
Household Products (0.3%)
The Procter & Gamble Co.	3,033	$261,869
Independent Power Producers & Energy Traders (0.7%)
Calpine Corp.(1)	45,182	681,796
Insurance (0.0%)
American International Group, Inc.	149	9,524
Assurant, Inc.	96	8,782
The Hartford Financial Services Group, Inc.	165	9,696
		28,002
Internet & Catalog Retail (0.0%)
Liberty Interactive Corp. QVC Group, Class A(1)	353	9,916
TripAdvisor, Inc.(1)	226	7,835
		17,751
Internet Software & Services (0.0%)
eBay, Inc.(1)	238	9,658
VeriSign, Inc.(1)	76	8,734
		18,392
IT Consulting & Services (0.2%)
DXC Technology Co.	2,196	218,765
IT Services (0.0%)
The Western Union Co.	477	9,917
Life Sciences Tools & Services (0.0%)
IQVIA Holdings, Inc.(1)	86	8,788
Machinery (0.2%)
Stanley Black & Decker, Inc.	1,072	178,199
Media (0.7%)
CBS Corp.	152	8,757
Charter Communications, Inc., Class A(1)	25	9,431
Discovery Communications, Inc., Class C(1)	453	10,809
Regal Entertainment Group, Class A	30,337	694,110
The Walt Disney Co.	79	8,585
		731,692
Multi-Utilities (0.4%)
Avista Corp.	8,364	421,211
Multiline Retail (0.0%)
Kohl’s Corp.	171	11,076
Oil & Gas (0.3%)
Chevron Corp.	659	82,510
Kinder Morgan, Inc.	4,549	81,791
Phillips 66	812	83,179
The Williams Cos., Inc.	2,646	82,917
		330,397
Oil Field Equipment & Services (0.1%)
ConocoPhillips	1,418	82,896
Oil, Gas & Consumable Fuels (0.3%)
Andeavor	1,534	165,917
Marathon Petroleum Corp.	1,302	90,190
Valero Energy Corp.	878	84,305
		340,412
Pharmaceuticals (0.6%)
Akorn, Inc.(1)	19,985	643,917
Mallinckrodt PLC(1)	375	6,772
		650,689
Semiconductor Equipment & Products (0.2%)
Analog Devices, Inc.	2,335	214,540
Software (0.1%)
CDK Global, Inc.	124	8,840
Dell Technologies, Inc., Class V(1)	119	8,532
Synopsys, Inc.(1)	924	85,179

	Number of Shares	Value
LONG POSITIONS (continued)
COMMON STOCKS(continued)
UNITED STATES
Software
VMware, Inc., Class A(1)	71	$8,789
		111,340
Specialty Retail (0.1%)
AutoNation, Inc.(1)	167	10,057
Bed Bath & Beyond, Inc.	391	9,024
Best Buy Co., Inc.	134	9,790
Dick’s Sporting Goods, Inc.	303	9,532
Foot Locker, Inc.	192	9,437
O’Reilly Automotive, Inc.(1)	37	9,794
Signet Jewelers Ltd.	152	8,041
		65,675
Trading Companies & Distributors (0.0%)
HD Supply Holdings, Inc.(1)	254	9,878
		10,554,274
TOTAL COMMON STOCKS (Cost $20,011,873)		20,884,912
EXCHANGE TRADED FUND (3.3%)
UNITED STATES (3.3%)
Diversified Financial Services (3.3%)
Vanguard FTSE Emerging Markets ETF (cost $3,350,270)	68,801	3,429,042

Number of Rights
RIGHT (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Shire Pharmaceuticals International (Cost $6,141)(1),(5)	5,532	6,141

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%

UNITED STATES TREASURY OBLIGATIONS (47.2%)
$20,000	United States Treasury Bills	(AA+, Aaa)	04/05/18	1.181	19,953,637
20,000	United States Treasury Bills	(AA+, Aaa)	05/24/18	1.246	19,908,175
10,000	United States Treasury Bills	(AA+, Aaa)	12/06/18	1.700	9,853,983
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $49,735,676)					49,715,795

Number of Contracts

PURCHASED OPTIONS (0.0)%
Put Purchased Options (0.0)%
112	S&P 500 Index, strike @ $2,695, expires 02/16/18 (Cost $93,189)	49,840

SHORT-TERM INVESTMENTS (14.8)%

	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio,1.31%(6)	499,381	$499,381

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.200% 02/01/2018 (Cost $15,113,670)	$15,114	15,113,670
TOTAL SHORT-TERM INVESTMENTS (Cost $15,613,051)		15,613,051
TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (85.1%) (Cost $88,810,200)		89,698,781
TOTAL SECURITIES SOLD SHORT (-2.4%) (Proceeds $2,458,306)		(2,561,103)
OTHER ASSETS IN EXCESS OF LIABILITIES (17.3%)		18,250,447
NET ASSETS (100.0%)		$105,388,125

	Number of Shares
SHORT POSITIONS (-2.4%)
COMMON STOCKS (-2.4%)
UNITED STATES (-2.4%)
Automobiles (-0.2%)
Harley-Davidson, Inc.	(4,642)	(224,951)
Beverages (-0.2%)
Dr. Pepper Snapple Group, Inc.	(2,180)	(260,378)
Biotechnology (-0.1%)
Regeneron Pharmaceuticals, Inc.(1)	(221)	(81,039)
Chemicals (-0.1%)
CF Industries Holdings, Inc.	(1,735)	(73,633)
The Mosaic Co.	(2,649)	(72,318)
		(145,951)
Diversified Consumer Services (-0.1%)
H&R Block, Inc.	(3,081)	(81,770)
Energy Equipment & Services (-0.5%)
McDermott International, Inc.(1)	(57,422)	(504,165)
Food Products (-0.1%)
The J.M. Smucker Co.	(654)	(82,831)
Healthcare Equipment & Supplies (-0.1%)
Align Technology, Inc.(1)	(301)	(78,050)
Hotels, Restaurants & Leisure (-0.4%)
Penn National Gaming, Inc.(1)	(5,605)	(178,856)
Royal Caribbean Cruises Ltd.	(1,986)	(265,230)
		(444,086)
Independent Power Producers & Energy Traders (-0.1%)
AES Corp.	(7,167)	(82,692)
Leisure Equipment & Products (-0.1%)
Hasbro, Inc.	(899)	(84,749)
Media (-0.1%)
CBS Corp., Class B	(1,217)	(70,111)
DISH Network Corp. Class A(1)	(1,800)	(84,420)
		(154,531)
Metals & Mining (-0.1%)
Newmont Mining Corp.	(2,076)	(84,099)
Software (-0.2%)
Red Hat, Inc.(1)	(1,919)	(251,811)
		(2,561,103)
TOTAL SHORT POSITIONS (Proceeds $2,458,306)		$(2,561,103)

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (Moody’s) are unaudited.
(1)	Non-income producing security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities amounted to a value of $3,054,338 or 2.9% of net assets.

(3)

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933

(4)	Security or portion thereof is out on loan.
(5)	Security is valued using significant unobservable inputs.
(6)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2018.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
AUD	5,720,528	USD	4,562,636	02/21/18	Societe Generale	$4,562,636	$4,631,773	$69,137
GBP	456,097	USD	631,690	02/21/18	Societe Generale	631,690	649,048	17,358
NOK	7,935,584	USD	1,011,889	02/21/18	Societe Generale	1,011,889	1,034,368	22,479
NZD	697,164	USD	507,006	02/21/18	Societe Generale	507,006	515,847	8,841
USD	1,913,766	CAD	2,383,729	02/20/18	Societe Generale	(1,913,766)	(1,943,397)	(29,631)
USD	745,001	EUR	607,371	02/21/18	Societe Generale	(745,001)	(757,538)	(12,537)
USD	2,369,101	JPY	261,894,646	02/21/18	Societe Generale	(2,369,101)	(2,401,721)	(32,620)
USD	2,883,711	SEK	23,078,054	02/21/18	Societe Generale	(2,883,711)	(2,941,869)	(58,158)
USD	2,627,893	CHF	2,519,046	02/21/18	Societe Generale	(2,627,893)	(2,713,683)	(85,790)
USD	9,405	SEK	75,194	03/21/18	JPMorgan Chase	(9,405)	(9,604)	(199)
USD	37,915	CHF	36,231	03/21/18	Goldman Sachs	(37,915)	(39,119)	(1,204)
USD	179,030	CAD	222,356	03/21/18	JPMorgan Chase	(179,030)	(181,344)	(2,314)
USD	97,033	GBP	69,780	03/21/18	JPMorgan Chase	(97,033)	(99,413)	(2,380)
USD	2,069,930	DKK	12,554,413	03/21/18	Morgan Stanley	(2,069,930)	(2,108,349)	(38,419)
USD	5,553,530	EUR	4,524,302	03/21/18	Morgan Stanley	(5,553,530)	(5,653,629)	(100,099)
								$(245,536)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	May 2018	16	$745,200	$(10,900)
Corn Futures	USD	May 2018	106	1,958,350	17,438
Cotton No. 2 Futures	USD	May 2018	11	430,980	(9,493)
Soyabean Oil Futures	USD	May 2018	42	838,656	7,287
Soybean Futures	USD	May 2018	38	1,913,300	5,594
Soybean Meal Futures	USD	May 2018	29	990,350	(3,069)
Sugar No. 11	USD	May 2018	64	958,362	(11,518)
Wheat Futures	USD	May 2018	64	1,489,600	29,559
					$24,898

Energy
Gasoline RBOB Futures	USD	May 2018	14	1,216,278	$(2,499)
Light Sweet Crude Oil Futures	USD	May 2018	37	2,379,470	(21,413)
Natural Gas Futures	USD	May 2018	90	2,568,600	(37,179)
NY Harbor ULSD Futures	USD	May 2018	13	1,114,168	(10,119)
					$(71,210)

Foreign Exchange Contracts
AUD Currency Futures	USD	Mar 2018	53	4,265,970	$120,560
CAD Currency Futures	USD	Mar 2018	55	4,472,875	92,738
EUR Currency Futures	USD	Mar 2018	27	4,201,031	172,553
GBP Currency Futures	USD	Mar 2018	41	3,638,750	186,782
JPY Currency Futures	USD	Mar 2018	34	3,905,325	36,340
					$608,973

Index Contracts
EURO Stoxx 50 Index Futures	EUR	Mar 2018	10	448,470	$1,565
FTSE 100 Index Futures	GBP	Mar 2018	8	849,476	4,847
Hang Seng Index Futures	HKD	Feb 2018	12	2,519,533	16,171
Nikkei 225 Index Futures OSE	JPY	Mar 2018	4	846,136	15,707
					$38,290

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Vaule	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Industrial Metals
Copper Futures	USD	May 2018	27	$2,170,125	$(4,190)
LME Nickel Futures	USD	Mar 2018	17	1,385,109	216,579
LME Nickel Futures	USD	May 2018	11	898,359	(1,617)
LME Primary Aluminum Futures	USD	Mar 2018	44	2,435,125	147,970
LME Primary Aluminum Futures	USD	May 2018	25	1,389,219	(6,931)
LME Zinc Futures	USD	Mar 2018	17	1,508,538	164,669
LME Zinc Futures	USD	May 2018	11	973,087	9,982
					$526,462
Precious Metals
Silver Futures	USD	May 2018	13	1,126,450	$(4,258)

Contracts to Sell
Agriculture
Coffee “C” Futures	USD	Mar 2018	(16)	(731,100)	$10,775
Corn Futures	USD	Mar 2018	(106)	(1,915,950)	(20,350)
Cotton No. 2 Futures	USD	Mar 2018	(11)	(425,040)	10,837
Soybean Futures	USD	Mar 2018	(38)	(1,891,925)	(6,256)
Soybean Meal Futures	USD	Mar 2018	(29)	(979,620)	4,301
Soybean Oil Futures	USD	Mar 2018	(42)	(833,364)	(7,359)
Sugar No. 11	USD	Mar 2018	(64)	(948,326)	11,699
Wheat Futures	USD	Mar 2018	(64)	(1,445,600)	(27,816)
					$(24,169)
Energy
Gasoline RBOB Futures	USD	Mar 2018	(14)	(1,113,496)	$6,291
Light Sweet Crude Oil Futures	USD	Mar 2018	(37)	(2,395,010)	22,117
Natural Gas Futures	USD	Mar 2018	(90)	(2,695,500)	131,521
NY Harbor ULSD Futures	USD	Mar 2018	(13)	(1,128,254)	15,909
					$175,838
Index Contracts
S&P 500 E Mini Index Futures	USD	Mar 2018	(10)	(1,412,900)	$1,326

Industrial Metals
Copper Futures	USD	Mar 2018	(27)	(2,156,962)	$3,823
LME Nickel Futures	USD	Mar 2018	(28)	(2,281,356)	(255,371)
LME Primary Aluminum Futures	USD	Mar 2018	(69)	(3,818,719)	(211,337)
LME Zinc Futures	USD	Mar 2018	(28)	(2,484,650)	(186,382)
					$(649,267)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Mar 2018	(10)	(1,377,308)	$603
10YR U.S. Treasury Note Futures	USD	Mar 2018	(67)	(8,145,734)	195,847
German EURO Bund Futures	EUR	Mar 2018	(41)	(8,111,854)	30,770
Long Gilt Futures	GBP	Mar 2018	(32)	(5,558,055)	43,691
					$270,911
Precious Metals
Silver Futures	USD	Mar 2018	(13)	(1,120,665)	$4,317

Net unrealized appreciation (depreciation)					$902,111

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)

USD	$3,142,139	02/16/18	Barclays Bank plc	Barclays U.S. Short Variance Index(a)	Fixed Rate	$—	$—	$(32,680)
USD	6,750,671	02/16/18	Barclays Bank plc	Barclays Hedging Insights Index(b)	Fixed Rate	—	—	79,446
USD	3,207,940	09/18/18	BNP Paribas	NASDAQ-100 Total Return	Fee Plus LIBOR	—	—	65,680

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)

USD	2,116,282	10/18/18	BNP Paribas	Russell 2000 Total Return Index	Fee Plus LIBOR	$—	$—	$(99)
USD	833,384	11/16/18	BNP Paribas	NASDAQ-100 Total Return	Fee Plus LIBOR	—	—	26,435
USD	$5,311,074	01/17/19	BNP Paribas	Fee Plus LIBOR	Health Care Select Sector	—	—	278
USD	4,794,016	01/17/19	BNP Paribas	Russell 2000 Total Return Index	Fee Plus LIBOR	—	—	(34,541)
USD	3,120,736	02/16/18	Goldman Sachs	Goldman Sachs RP Equity World Long Short Series 53(c)	Fixed Rate	—	—	(9,773)
USD	1,625,064	02/16/18	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Subindex	—	—	(37,272)
USD	1,701,824	02/16/18	Goldman Sachs	Bloomberg Energy Index	Fixed Rate	—	—	3,197
USD	2,233,727	02/16/18	Goldman Sachs	Bloomberg Industrial Metals Index	Fixed Rate	—	—	62,890
USD	2,493,098	02/16/18	Goldman Sachs	Bloomberg Precious Metals Index	Fixed Rate	—	—	1,233
USD	3,309,000	03/20/18	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	—	—	22,799
USD	1,200,000	06/20/18	Goldman Sachs	Fee Plus LIBOR	iBoxx $ Liquid High Yield Index	—	—	(26,540)
USD	6,680,000	09/20/18	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	—	—	79,066
GBP	786,836	11/16/18	Goldman Sachs	Booker Group Plc.	Fee Plus LIBOR	—	—	(15,363)
EUR	591,357	11/16/18	Goldman Sachs	Linde AG	Fee Plus EURIBOR	—	—	(16,226)
USD	548,981	11/16/18	Goldman Sachs	Fee Plus LIBOR	Praxair, Inc.	—	—	(408)
GBP	615,266	11/16/18	Goldman Sachs	Fee Plus LIBOR	Tesco PLC	—	—	2,153
USD	126,323	11/16/18	Goldman Sachs	Capella Education Co.	Fee Plus LIBOR	—	—	719
USD	396,348	11/16/18	Goldman Sachs	Deltic Timber Corp.	Fee Plus LIBOR	—	—	21,997
USD	399,147	11/16/18	Goldman Sachs	Fee Plus LIBOR	Potlatch Corp.	—	—	(22,308)
USD	127,630	11/16/18	Goldman Sachs	Fee Plus LIBOR	Strayer Education, Inc.	—	—	(1,565)
USD	715,685	11/23/18	Goldman Sachs	Cavium, Inc.	Fee Plus LIBOR	—	—	10,802
USD	409,469	11/23/18	Goldman Sachs	Fee Plus LIBOR	Marvell Technology Group Ltd.	—	—	(5,875)
USD	704,034	12/13/18	Goldman Sachs	Aetna, Inc.	Fee Plus LIBOR	—	—	3,827
USD	249,079	12/13/18	Goldman Sachs	Fee Plus LIBOR	CVS Health Corp.	—	—	(762)
USD	1,260,929	12/18/18	Goldman Sachs	NASDAQ-100 Total Return	Fee Plus LIBOR	—	—	56,407
USD	636,159	01/10/19	Goldman Sachs	Fee Plus LIBOR	Dominion Energy Inc	—	—	(1,962)
USD	552,383	01/10/19	Goldman Sachs	Scana Corp.	Fee Plus LIBOR	—	—	(45,236)
SEK	536,665	01/17/19	Goldman Sachs	Fee Plus LIBOR	Tele2 AB-B	—	—	(12,675)
SEK	729,175	01/17/19	Goldman Sachs	Comhem Holding	Fee Plus LIBOR	—	—	11,902

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$16,950,149	02/16/18	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(d)	Fixed Rate	$—	$—	$(35,720)
USD	13,615,418	02/16/18	JPMorgan Chase	JPMorgan Helix 2 Index(e)	Fixed Rate	—	—	61,992
USD	15,570,000	03/20/18	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	—	—	107,280
USD	1,260,000	06/20/18	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	—	—	10,148
USD	11,557,971	02/16/18	Macquarie Bank Ltd.	Macquarie Commodity Volatility Basket(f)	Fixed Rate	—	—	(126,723)
USD	3,793,772	08/16/18	Societe Generale	NASDAQ-100 Total Return	Fee Plus LIBOR	—	—	(38,969)
USD	1,147,512	08/16/18	Societe Generale	Russell 2000 Total Return Index	Fee Plus LIBOR	—	—	(23,532)
								$140,022

Written Options

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
75	Nomura Securities	S&P 500 Index, Strike @ 2,770	02/16/18	7,500	$139,722	$(89,625)	$50,097

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Swedish Krona

USD = United States Dollar

(a)              The index intends to provide exposure to a variance swap with underlying S&P 500 Index.

(b)             The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals.  The Fund has indirect exposure to all of the below underlying positions that make up the custom index.  When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset Type	Bloomberg Ticker	Weight	01/31/18 Price
WTI	CLH8 Comdty	-6.77%	64.7300
Ref Gas Blend	XBH8 Comdty	-6.71%	189.3700
Soybean Meal	SMH8 Comdty	-6.70%	337.8000
Cocoa	CCH8 Comdty	-6.50%	1,996.0000
NY Harbor ULSD	HOH8 Comdty	-6.36%	206.6400
Cotton	CTH8 Comdty	-6.29%	77.2800
Lean Hogs	LHJ8 Comdty	-6.16%	72.2500
Cooper	HGH8 Comdty	-6.15%	319.5500
Sugar	SBH8 Comdty	5.44%	13.2300
Coffee	KCH8 Comdty	5.90%	121.8500
Cattle Feeder	FCH8 Comdty	6.23%	145.0500
Silver	SIH8 Comdty	6.32%	17.2410
Natural Gas	NGH18 Comdty	6.43%	2.9950
Soybeans	S H8 Comdty	6.51%	995.7500
Wheat	W H8 Comdty	6.57%	451.7500
Hard Red Winter Wheat	KWH8 Comdty	6.78%	467.2500

(c)              The index intends to provide synthetic exposure to the performance of a basket comprising a 300% long position in the Goldman Sachs RP Equity World Long Short Series 37K Excess Return Strategy which, in turn, is an index that provides exposure to a basket comprised of a short position in the USD Goldman Sachs Overnight Money Market Index, a short position in the MSCI Daily TR Gross World USD, and a long poition in certain equity investments.  The top 50 constituent investments held within the index are as follows:

Name	Bloomberg Ticker	Weight In Top Level	Region	Weight	01/31/18 Price
DR PEPPER SNAPPLE GROUP INC	DPS UN Equity	0.35%	North America	1.44%	119.3500
TOTAL SYSTEM SERVICES INC	TSS UN Equity	0.34%	North America	1.35%	88.8600
IAC/INTERACTIVECORP	IAC UW Equity	0.33%	North America	1.34%	144.9700
WALMART INC	WMT UN Equity	0.33%	North America	1.30%	106.6000
ESTEE LAUDER COMPANIES-CL A	EL UN Equity	0.32%	North America	1.30%	134.9600
REGIONS FINANCIAL CORP	RF UN Equity	0.32%	North America	1.30%	19.2300
SPIRIT AEROSYSTEMS HOLD-CL A	SPR UN Equity	0.33%	North America	1.29%	102.3600
COGNIZANT TECH SOLUTIONS-A	CTSH UW Equity	0.32%	North America	1.29%	77.9800
MONSTER BEVERAGE CORP	MNST UW Equity	0.32%	North America	1.29%	68.2300
AGILENT TECHNOLOGIES INC	A UN Equity	0.32%	North America	1.29%	73.4300
ROCKWELL COLLINS INC	COL UN Equity	0.32%	North America	1.28%	138.4900
CBOE GLOBAL MARKETS INC	CBOE UW Equity	0.32%	North America	1.28%	134.3900
L-3 COMMUNICATIONS CORP	LLL UN Equity	0.32%	North America	1.28%	212.4600
ACCENTURE PLC-CL A	ACN UN Equity	0.32%	North America	1.28%	160.7000
INTUITIVE SURGICAL INC	ISRG UW Equity	0.32%	North America	1.28%	431.6700
ZOETIS INC	ZTS UN Equity	0.32%	North America	1.27%	76.7300
ANTHEM INC	ANTM UN Equity	0.32%	North America	1.27%	247.8500
SCRIPPS NETWORKS INTER-CL A	SNI UW Equity	0.32%	North America	1.27%	87.9900
SYNOPSYS INC	SNPS UW Equity	0.32%	North America	1.26%	92.6100
HENKEL AG & CO KGAA VORZUG	HEN3 GY Equity	0.32%	Europe	1.26%	140.2714
OLD DOMINION FREIGHT LINE	ODFL UW Equity	0.32%	North America	1.26%	146.4500
CADENCE DESIGN SYS INC	CDNS UW Equity	0.32%	North America	1.26%	44.8600
VALERO ENERGY CORP	VLO UN Equity	0.31%	North America	1.26%	95.9700
TIFFANY & CO	TIF UN Equity	0.31%	North America	1.25%	106.6500
TERADYNE INC	TER UN Equity	0.31%	North America	1.25%	45.8400
PACKAGING CORP OF AMERICA	PKG UN Equity	0.32%	North America	1.25%	125.6300
FIDELITY NATIONAL INFO SERV	FIS UN Equity	0.31%	North America	1.25%	102.3600
CENTERPOINT ENERGY INC	CNP UN Equity	0.33%	North America	1.25%	28.1800
ROSS STORES INC	ROST UW Equity	0.31%	North America	1.24%	82.3900
PHILLIPS 66	PSX UN Equity	0.31%	North America	1.24%	102.4000
CAN IMPERIAL BK OF COMMERCE	CM CT Equity	0.31%	North America	1.24%	99.3275
PFIZER INC	PFE UN Equity	0.31%	North America	1.24%	37.0400
CENTENE CORP	CNC UN Equity	0.31%	North America	1.23%	107.2400
MARATHON PETROLEUM CORP	MPC UN Equity	0.31%	North America	1.23%	69.2700
DXC TECHNOLOGY CO	DXC UN Equity	0.31%	North America	1.23%	99.5500
ANSYS INC	ANSS UW Equity	0.32%	North America	1.23%	161.6500
BCE INC	BCE CT Equity	0.31%	North America	1.22%	46.8843
CLOROX COMPANY	CLX UN Equity	0.32%	North America	1.22%	141.6900
CREDIT AGRICOLE SA	ACA FP Equity	0.30%	Europe	1.22%	18.9043
PROGRESSIVE CORP	PGR UN Equity	0.30%	North America	1.21%	54.1000
COSTAR GROUP INC	CSGP UW Equity	0.30%	North America	1.21%	346.1100
GENERAL DYNAMICS CORP	GD UN Equity	0.30%	North America	1.21%	222.4800
WYNDHAM WORLDWIDE CORP	WYN UN Equity	0.31%	North America	1.20%	124.1300
CA INC	CA UW Equity	0.31%	North America	1.19%	35.8500
JOHNSON & JOHNSON	JNJ UN Equity	0.30%	North America	1.19%	138.1900
SWISSCOM AG-REG	SCMN SE Equity	0.30%	Europe	1.19%	546.9019
QUEST DIAGNOSTICS INC	DGX UN Equity	0.31%	North America	1.19%	105.8200
DEUTSCHE LUFTHANSA-REG	LHA GY Equity	0.30%	Europe	1.18%	35.8029
IPG PHOTONICS CORP	IPGP UW Equity	0.27%	North America	1.17%	251.9500
NIPPON TELEGRAPH & TELEPHONE	9432 JT Equity	0.31%	Asia	1.17%	47.5562

(d)             The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals.  The Fund has indirect exposure to all of the below underlying positions that make up the custom index.  When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset Type	Bloomberg Ticker	Weight	01/31/18 Price
Live Cattle	LCJ8 Comdty	-1.39%	1.2293
Gas Oil	QSH8 Comdty	1.80%	612.5000
Wheat	W H8 Comdty	-2.83%	4.5175
Sugar	SBH8 Comdty	-3.72%	0.1323
Heating Oil	HOH8 Comdty	-2.77%	2.0664
Cotton	CTH8 Comdty	-1.37%	0.7728
Corn	C H8 Comdty	4.95%	3.6150
WTI	CLH8 Comdty	-1.39%	64.7300
Lead	LLH8 Comdty	-1.41%	2,618.0000
Soybeans	S H8 Comdty	3.65%	9.9575
Silver	SIH8 Comdty	1.81%	17.2410
Copper LME	LPH18 Comdty	1.82%	7,103.2500
KC Wheat	KWH8 Comdty	-1.44%	4.6725
Zinc	LXH8 Comdty	1.84%	3,549.5000
Aluminum	LAH18 Comdty	-1.39%	2,213.7500
Natural Gas	NGH18 Comdty	-2.69%	2.9950
Lean Hogs	LHJ8 Comdty	-2.76%	0.7225
Gold	GCJ8 Comdty	-1.39%	1,343.1000
Brent	COJ8 Comdty	3.61%	68.8900
Cocoa	CCH8 Comdty	-1.42%	1,996.0000
Coffee	KCH8 Comdty	1.79%	1.2185
Ref Gas Blend	XBH8 Comdty	4.89%	1.8937

(e)              The index seeks to provide exposure to interest rates movements.  The Fund has indirect exposure to all of the below underlying positions that make up the custom index.  When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset Type	Bloomberg Ticker	Weight	01/31/18 Price
Eurodollar Futures	EDU8 Comdty	-351.69%	97.7550
Euribor Futures	ERH8 Comdty	-349.02%	100.3250
Eurodollar Futures	EDH8 Comdty	-350.47%	98.1200
Eurodollar Futures	EDZ8 Comdty	-352.20%	97.6150
Euribor Futures	ERM8 Comdty	348.88%	100.3150
Eurodollar Futures	EDM8 Comdty	-351.26%	97.9000
Euribor Futures	ERU8 Comdty	-348.67%	100.3000
Euribor Futures	ERZ8 Comdty	-348.04%	100.2600

(f)               The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals.  The Fund has indirect exposure to all of the below underlying positions that make up the custom index.  When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Asset Type	Contract	Expiration Date	Weight	01/31/18 Price
Sugar	SBK8 Comdty	30/04/2018	-202.42%	13.3700
Sugar	SBH8 Comdty	28/02/2018	-149.75%	13.2300
Natural Gas	NGJ18 Comdty	26/03/2018	-79.82%	2.8600
Sugar	SBK8 Comdty	16/04/2018	-67.58%	13.3700
Sugar	SBK8 Comdty	16/04/2018	-67.34%	13.3700
Natural Gas	NGJ18 Comdty	26/03/2018	-59.16%	2.8600
Sugar	SBK8 Comdty	16/04/2018	-54.10%	13.3700
Sugar	SBK8 Comdty	16/04/2018	-52.25%	13.3700
Sugar	SBK8 Comdty	16/04/2018	-49.92%	13.3700
Natural Gas	NGJ18 Comdty	26/03/2018	-49.54%	2.8600
Natural Gas	NGJ18 Comdty	26/03/2018	-48.53%	2.8600
Sugar	SBK8 Comdty	16/04/2018	-46.28%	13.3700
Sugar	SBK8 Comdty	16/04/2018	-41.61%	13.3700
Sugar	SBK8 Comdty	16/04/2018	-41.31%	13.3700
Natural Gas	NGJ18 Comdty	26/03/2018	-41.01%	2.8600
Sugar	SBK8 Comdty	16/04/2018	-40.54%	13.3700
Sugar	SBK8 Comdty	16/04/2018	-40.06%	13.3700
Sugar	SBK8 Comdty	16/04/2018	-38.97%	13.3700
Sugar	SBH8 Comdty	15/02/2018	-36.07%	13.2300
Sugar	SBK8 Comdty	16/04/2018	-34.71%	13.3700
Sugar	SBK8 Comdty	16/04/2018	-33.82%	13.3700
Sugar	SBK8 Comdty	16/04/2018	-32.04%	13.3700
Sugar	SBK8 Comdty	16/04/2018	-31.11%	13.3700
Natural Gas	NGJ18 Comdty	27/03/2018	-30.90%	2.8600
Sugar	SBK8 Comdty	16/04/2018	-29.89%	13.3700
Sugar	SBH8 Comdty	15/02/2018	-29.38%	13.2300
Crude Oil	CLM8 Comdty	22/05/2018	29.03%	63.9600
Sugar	SBH8 Comdty	15/02/2018	-27.96%	13.2300
Sugar	SBH8 Comdty	15/02/2018	-27.70%	13.2300
Sugar	SBH8 Comdty	15/02/2018	-27.64%	13.2300
Sugar	SBH8 Comdty	15/02/2018	-24.40%	13.2300
Sugar	SBK8 Comdty	16/04/2018	-23.61%	13.3700
Sugar	SBH8 Comdty	15/02/2018	-22.64%	13.2300
Sugar	SBH8 Comdty	15/02/2018	-22.22%	13.2300
Sugar	SBH8 Comdty	15/02/2018	-21.37%	13.2300
Crude Oil	COM8 Comdty	30/04/2018	20.65%	68.2400

Crude Oil	CLJ8 Comdty	20/03/2018	20.63%	64.5600
Sugar	SBH8 Comdty	15/02/2018	-20.45%	13.2300
Sugar	SBH8 Comdty	15/02/2018	-20.40%	13.2300
Sugar	SBH8 Comdty	15/02/2018	-20.12%	13.2300
Sugar	SBH8 Comdty	15/02/2018	-19.90%	13.2300
Crude Oil	COJ8 Comdty	28/02/2018	19.86%	68.8900
Sugar	SBH8 Comdty	15/02/2018	-18.85%	13.2300
Natural Gas	NGJ18 Comdty	26/03/2018	-18.85%	2.8600
Lean Hogs	LHG8 Comdty	14/02/2018	18.83%	73.2250
Crude Oil	CLN8 Comdty	20/06/2018	18.16%	63.5300
Sugar	SBH8 Comdty	15/02/2018	-17.73%	13.2300
Sugar	SBH8 Comdty	15/02/2018	-17.15%	13.2300
Sugar	SBK8 Comdty	16/04/2018	-17.06%	13.3700
Sugar	SBH8 Comdty	15/02/2018	-16.97%	13.2300

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.  The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$14,480,284	$6,404,628	$—	$20,884,912
Exchange Traded Fund	3,429,042	—	—	3,429,042
Rights	—	—	6,141	6,141
United States Treasury Obligations	—	49,715,795	—	49,715,795
Purchased Options	49,840	—	—	49,840
Short-term Investments	—	15,613,051	—	15,613,051
	$17,959,166	$71,733,474	$6,141	$89,698,781
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$117,815	$—	$117,815
Futures Contracts	1,740,168	—	—	1,740,168
Swap Contracts**	—	628,251	—	628,251

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stocks	$2,561,103	$—	$—	$2,561,103
Other Financial Instruments*
Forward Foreign Currency Contracts	—	363,351	—	363,351
Futures Contracts	838,057	—	—	838,057
Swap Contracts**	—	488,229	—	488,229
Written Options	89,625	—	—	89,625

*            Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contract, futures and swap contracts. Written options are reported at value.

**     Value includes any premium paid or received with respect to swap contracts, if applicable.

As of January 31, 2018, the amount of Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets. During the period ended January 31, 2018, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 30, 2018

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer
Date:	March 30, 2018